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ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $11,200,679)
Angola (Rep of), 9.500%, 11/12/2025		1,756,000	$1,935,979	0.14
Angola (Rep of), 8.250%, 05/09/2028		2,435,000	2,556,750	0.19
Angola (Rep of), 8.000%, 11/26/2029		1,123,000	1,161,047	0.09
Angola (Rep of), 9.375%, 05/08/2048		5,682,000	5,951,895	0.45
Angola (Rep of), 9.125%, 11/26/2049		1,412,000	1,449,362	0.11
			13,055,033	0.98
Argentina (Cost $48,604,934)
Argentina (Rep of), 1.000%, 07/09/2029		3,745,200	1,436,284	0.11
Argentina (Rep of), (Step to 0.500% on 07/09/2021), 0.500%, 07/09/2030[2]		34,287,451	12,463,488	0.93
Argentina (Rep of), (Step to 1.125% on 07/09/2021), 1.125%, 07/09/2035[2]		22,917,171	7,391,017	0.55
Argentina (Rep of), (Step to 2.000% on 07/09/2021), 2.000%, 01/09/2038[2]		5,221,313	2,067,640	0.16
Argentina (Rep of), (Step to 2.500% on 07/09/2021), 2.500%, 07/09/2041[2]		9,095,926	3,397,783	0.26
Pampa Energia S.A., 7.375%, 07/21/2023		705,000	676,807	0.05
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[2]		4,455,850	3,765,238	0.28
YPF S.A., (Step to 9.000% on 01/01/2023), 2.500%, 06/30/2029[2]		11,578,600	7,598,572	0.57
			38,796,829	2.91
Azerbaijan (Cost $7,479,695)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		4,465,000	5,293,570	0.40
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		2,371,000	2,941,686	0.22
			8,235,256	0.62
Bahrain (Cost $5,643,656)
Bahrain (Rep of), 7.500%, 09/20/2047		1,684,000	1,784,400	0.13
Oil and Gas Holding (The) Co. BSCC, 7.625%, 11/07/2024		1,517,000	1,685,554	0.13
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		2,010,000	2,329,087	0.18
			5,799,041	0.44
Belarus (Cost $2,501,639)
Belarus (Rep of), 7.625%, 06/29/2027		1,395,000	1,362,524	0.10
Belarus (Rep of), 6.200%, 02/28/2030		962,000	847,195	0.07
			2,209,719	0.17
Brazil (Cost $150,095,838)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		9,900,000	9,912,870	0.74
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.362%), 9.000%, 06/18/2024[3]		5,340,000	5,954,154	0.45
Braskem Netherlands Finance B.V., 5.875%, 01/31/2050		2,130,000	2,385,600	0.18
Brazil (Rep of), 6.000%, 04/07/2026		1,540,000	1,801,415	0.14

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Brazil (Rep of), 4.625%, 01/13/2028		1,710,000	$1,855,350	0.14
Brazil (Rep of), 8.250%, 01/20/2034		1,360,000	1,885,001	0.14
Brazil (Rep of), 7.125%, 01/20/2037		2,110,000	2,653,198	0.20
Brazil (Rep of), 5.625%, 01/07/2041		1,170,000	1,258,639	0.09
Brazil (Rep of), 5.000%, 01/27/2045		2,800,000	2,793,560	0.21
Brazil (Rep of), 5.625%, 02/21/2047		2,029,000	2,188,297	0.16
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[4]	BRL	146,614,000	24,134,778	1.81
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2024[4]	BRL	175,650,000	27,619,536	2.07
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	42,224,000	8,403,835	0.63
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	36,150,000	7,175,723	0.54
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	31,695,000	6,249,817	0.47
CSN Islands XII Corp., 7.000%, 09/23/2021		5,810,000	5,850,670	0.44
Oi S.A., 10.000%, (100% Cash), 07/27/2025[5]		25,950,000	25,638,600	1.92
Petrobras Global Finance B.V., 6.900%, 03/19/2049		1,480,000	1,734,782	0.13
Petrobras Global Finance B.V., 5.500%, 06/10/2051		2,300,000	2,262,625	0.17
Petrobras Global Finance B.V., 6.850%, 06/05/2115		5,620,000	6,267,480	0.47
			148,025,930	11.10
Chile (Cost $27,824,984)
Banco del Estado de Chile, 3.875%, 02/08/2022		1,220,000	1,238,324	0.09
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[6]	CLP	2,595,000,000	3,548,402	0.27
Chile (Rep of), 3.100%,		2,890,000	2,924,911	0.22
Chile (Rep of), 3.240%, 02/06/2028		1,133,000	1,234,064	0.09
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		2,979,000	3,988,313	0.30
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		3,164,000	3,914,056	0.29
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		1,837,000	2,173,575	0.16
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		1,579,000	1,850,367	0.14
Corp. Nacional del Cobre de Chile, 3.150%, 01/15/2051[6]		1,246,000	1,195,612	0.09
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		2,601,000	3,134,205	0.24
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		1,330,000	1,400,683	0.11
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		2,495,000	2,579,506	0.19
			29,182,018	2.19
China (Cost $96,465,010)
Central China Real Estate Ltd., 7.750%, 05/24/2024		1,730,000	1,386,585	0.10
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021		5,531,000	1,960,186	0.15
CFLD Cayman Investment Ltd., 6.900%, 01/13/2023		5,460,000	1,968,309	0.15
China (Rep of), 2.680%, 05/21/2030	CNY	32,640,000	4,941,561	0.37
China (Rep of), 3.720%, 04/12/2051	CNY	13,630,000	2,220,451	0.17
China Evergrande Group, 8.250%, 03/23/2022		739,000	399,245	0.03
China Evergrande Group, 11.500%, 01/22/2023		5,935,000	2,534,482	0.19

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
China Evergrande Group, 7.500%, 06/28/2023		9,831,000	$3,896,918	0.29
China Evergrande Group, 10.500%, 04/11/2024		7,603,000	3,041,200	0.23
China Evergrande Group, 8.750%, 06/28/2025		10,270,000	4,239,023	0.32
Fantasia Holdings Group Co. Ltd., 7.950%,		1,830,000	1,453,020	0.11
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,189,000	949,542	0.07
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		2,175,000	1,743,244	0.13
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		5,702,000	5,017,729	0.38
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		2,462,000	2,099,471	0.16
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		4,365,000	3,667,691	0.27
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		5,935,000	4,584,787	0.34
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025		2,545,000	1,944,442	0.15
Kaisa Group Holdings Ltd., 11.650%, 06/01/2026		3,380,000	2,548,645	0.19
Scenery Journey Ltd., 11.500%, 10/24/2022		10,320,000	4,014,466	0.30
Scenery Journey Ltd., 12.000%, 10/24/2023		4,590,000	1,606,500	0.12
Scenery Journey Ltd., 13.750%, 11/06/2023		1,000,000	379,000	0.03
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		1,310,000	1,646,087	0.12
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		1,900,000	1,974,471	0.15
Sinopec Group Overseas Development 2018 Ltd., 3.350%, 05/13/2050		631,000	645,189	0.05
Yuzhou Group Holdings Co. Ltd., 7.375%,		2,013,000	1,385,055	0.10
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027		2,040,000	1,343,987	0.10
			63,591,286	4.77
Colombia (Cost $47,471,634)
Colombia (Rep of), 8.125%, 05/21/2024		2,986,000	3,487,200	0.26
Colombia (Rep of), 3.875%, 04/25/2027		2,853,000	3,017,818	0.23
Colombia (Rep of), 7.375%, 09/18/2037		2,191,000	2,835,592	0.21
Colombia (Rep of), 6.125%, 01/18/2041		3,614,000	4,236,439	0.32
Colombia (Rep of), 5.625%, 02/26/2044		3,341,000	3,730,460	0.28
Colombia (Rep of), 5.000%, 06/15/2045		544,000	568,741	0.04
Colombia (Rep of), 4.125%, 05/15/2051		1,643,000	1,528,992	0.12
Colombian TES, 4.750%, 02/23/2023	COP	41,783,000	3,233,856	0.24
Colombian TES, 10.000%, 07/24/2024	COP	18,730,000,000	5,499,589	0.41
Colombian TES, 6.250%, 11/26/2025	COP	2,582,700,000	680,311	0.05
Colombian TES, 7.500%, 08/26/2026	COP	15,931,700,000	4,367,036	0.33
Colombian TES, 5.750%, 11/03/2027	COP	25,255,200,000	6,281,390	0.47
Colombian TES, 6.000%, 04/28/2028	COP	7,929,900,000	1,977,899	0.15
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	2,154,302	0.16
			43,599,625	3.27
Costa Rica (Cost $3,708,336)
Costa Rica (Rep of), 6.125%, 02/19/2031		1,841,000	1,960,683	0.15
Costa Rica (Rep of), 5.625%, 04/30/2043		1,760,000	1,656,600	0.12

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Costa Rica (continued)
Costa Rica (Rep of), 7.000%, 04/04/2044		273,000	$286,650	0.02
			3,903,933	0.29
Croatia (Cost $4,572,880)
Croatia (Rep of), 6.000%, 01/26/2024		4,190,000	4,735,035	0.36
			4,735,035	0.36
Czech Republic (Cost $2,558,891)
Czech (Rep of), 4.200%, 12/04/2036	CZK	6,350,000	386,231	0.03
New World Resources N.V., 8.000%, 04/07/2020[7,8,9]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[7,8,9]	EUR	669,526	—	—
			386,231	0.03
Dominican Republic (Cost $43,871,189)
Dominican (Rep of), 5.500%, 01/27/2025		1,594,000	1,734,288	0.13
Dominican (Rep of), 6.875%, 01/29/2026		5,346,000	6,155,919	0.46
Dominican (Rep of), 9.750%, 06/05/2026	DOP	29,950,000	597,783	0.05
Dominican (Rep of), 6.000%, 07/19/2028		1,310,000	1,493,400	0.11
Dominican (Rep of), 4.875%, 09/23/2032		8,918,000	9,252,514	0.69
Dominican (Rep of), 5.300%, 01/21/2041[6]		2,683,000	2,720,562	0.21
Dominican (Rep of), 7.450%, 04/30/2044		2,515,000	3,068,325	0.23
Dominican (Rep of), 6.850%, 01/27/2045		4,366,000	4,960,911	0.37
Dominican (Rep of), 6.500%, 02/15/2048		1,319,000	1,445,967	0.11
Dominican (Rep of), 6.400%, 06/05/2049		1,253,000	1,360,770	0.10
Dominican (Rep of), 5.875%, 01/30/2060		12,058,000	12,166,643	0.91
			44,957,082	3.37
Ecuador (Cost $50,611,703)
Ecuador (Rep of), (Step to 5.000% on 07/31/2021), 5.000%, 07/31/2030[2,6]		8,961,089	7,818,640	0.59
Ecuador (Rep of), (Step to 1.000% on 07/31/2021), 1.000%, 07/31/2035[2,6]		54,565,012	37,786,816	2.83
Ecuador (Rep of), (Step to 0.500% on 07/31/2021), 0.500%, 07/31/2040[2,6]		13,473,288	8,286,207	0.62
			53,891,663	4.04
Egypt (Cost $44,930,495)
Egypt (Rep of), 14.051%, 07/21/2022	EGP	10,370,000	659,671	0.05
Egypt (Rep of), 14.138%, 10/20/2022	EGP	6,343,000	402,904	0.03
Egypt (Rep of), 14.313%, 10/13/2023	EGP	9,116,000	577,669	0.04
Egypt (Rep of), 14.483%, 04/06/2026	EGP	51,930,000	3,295,245	0.25
Egypt (Rep of), 6.588%, 02/21/2028		1,131,000	1,182,460	0.09
Egypt (Rep of), 7.600%, 03/01/2029		2,245,000	2,435,376	0.18
Egypt (Rep of), 5.875%, 02/16/2031[6]		2,600,000	2,501,200	0.19
Egypt (Rep of), 7.625%, 05/29/2032		2,224,000	2,345,920	0.18
Egypt (Rep of), 8.500%, 01/31/2047		5,844,000	6,035,075	0.45
Egypt (Rep of), 7.903%, 02/21/2048		5,519,000	5,381,025	0.40
Egypt (Rep of), 8.700%, 03/01/2049		2,376,000	2,480,449	0.19

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Egypt (continued)
Egypt (Rep of), 8.875%, 05/29/2050		8,417,000	$8,956,614	0.67
Egypt (Rep of), 8.150%, 11/20/2059		369,000	363,650	0.03
Egypt Treasury Bills, 11.789%, 08/10/2021[10]	EGP	68,300,000	4,339,626	0.33
Egypt Treasury Bills, 12.280%, 08/24/2021[10]	EGP	21,675,000	1,371,561	0.10
Egypt Treasury Bills, 11.953%, 11/30/2021[10]	EGP	37,775,000	2,305,716	0.17
			44,634,161	3.35
El Salvador (Cost $11,119,956)
El Salvador (Rep of), 8.625%, 02/28/2029		2,696,000	2,530,223	0.19
El Salvador (Rep of), 8.250%, 04/10/2032		890,000	807,684	0.06
El Salvador (Rep of), 7.650%, 06/15/2035		722,000	631,757	0.05
El Salvador (Rep of), 7.625%, 02/01/2041		3,243,000	2,707,937	0.20
El Salvador (Rep of), 7.125%, 01/20/2050		1,799,000	1,452,711	0.11
El Salvador (Rep of), 9.500%, 07/15/2052		1,747,000	1,642,197	0.12
			9,772,509	0.73
Gabon (Cost $4,419,449)
Gabon (Rep of), 6.375%, 12/12/2024		2,145,771	2,277,264	0.17
Gabon (Rep of), 6.625%, 02/06/2031		3,303,000	3,308,945	0.25
			5,586,209	0.42
Ghana (Cost $17,666,920)
Ghana (Rep of), 7.625%, 05/16/2029		1,543,000	1,538,072	0.12
Ghana (Rep of), 8.125%, 03/26/2032		2,050,000	2,045,818	0.15
Ghana (Rep of), 8.625%, 04/07/2034[6]		2,371,000	2,394,672	0.18
Ghana (Rep of), 7.875%, 02/11/2035		1,038,000	995,604	0.08
Ghana (Rep of), 8.875%, 05/07/2042[6]		2,579,000	2,554,654	0.19
Ghana (Rep of), 8.950%, 03/26/2051		3,095,000	3,021,215	0.23
Ghana (Rep of), 8.750%, 03/11/2061		626,000	592,907	0.04
Tullow Oil PLC, 10.250%, 05/15/2026		4,400,000	4,587,000	0.34
			17,729,942	1.33
Guatemala (Cost $2,590,245)
Guatemala (Rep of), 5.375%, 04/24/2032		662,000	760,969	0.06
Guatemala (Rep of), 6.125%, 06/01/2050		1,465,000	1,750,690	0.13
			2,511,659	0.19
Hungary (Cost $10,562,818)
Hungary (Rep of), 5.750%, 11/22/2023		2,000,000	2,238,952	0.17
Hungary (Rep of), 5.375%, 03/25/2024		3,294,000	3,704,142	0.27
Hungary (Rep of), 6.750%, 10/22/2028	HUF	430,020,000	1,852,287	0.14
Hungary (Rep of), 3.000%, 08/21/2030	HUF	838,700,000	2,913,168	0.22
			10,708,549	0.80
India (Cost $20,448,483)
Export-Import Bank of India, 4.000%, 01/14/2023		1,989,000	2,073,353	0.16
Export-Import Bank of India, 3.375%, 08/05/2026		1,120,000	1,195,700	0.09
Export-Import Bank of India, 2.250%, 01/13/2031[6]		1,869,000	1,751,906	0.13

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (continued)
Vedanta Resources Finance II PLC, 13.875%, 01/21/2024		2,975,000	$3,131,188	0.23
Vedanta Resources Finance II PLC, 8.950%, 03/11/2025		5,460,000	5,133,328	0.38
Vedanta Resources Ltd., 6.375%, 07/30/2022		5,515,000	5,443,856	0.41
Vedanta Resources Ltd., 6.125%, 08/09/2024		1,770,000	1,411,575	0.11
			20,140,906	1.51
Indonesia (Cost $84,686,109)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	79,014,000,000	6,003,545	0.45
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	105,269,000,000	8,268,477	0.62
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	47,273,000,000	3,508,907	0.26
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	27,701,000,000	1,943,707	0.15
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	60,562,000,000	4,739,606	0.36
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	45,861,000,000	3,336,791	0.25
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	27,305,000,000	2,069,884	0.15
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	27,075,000,000	2,186,136	0.16
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	46,487,000,000	3,219,964	0.24
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	9,455,000,000	738,616	0.06
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	30,328,000,000	2,205,471	0.17
Indonesia (Rep of), 8.500%, 10/12/2035		1,467,000	2,358,326	0.18
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	38,990,000,000	3,007,912	0.23
Indonesia (Rep of), 6.625%, 02/17/2037		1,755,000	2,450,006	0.18
Indonesia (Rep of), 7.750%, 01/17/2038		2,292,000	3,495,291	0.26
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	617,297	0.05
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	37,239,000,000	2,900,857	0.22
Indonesia (Rep of), 5.250%, 01/17/2042		1,633,000	2,051,946	0.15
Indonesia (Rep of), 5.125%, 01/15/2045		4,905,000	6,126,983	0.46
Indonesia (Rep of), 5.950%, 01/08/2046		1,666,000	2,321,734	0.17
Indonesia (Rep of), 5.250%, 01/08/2047		1,346,000	1,733,627	0.13
Indonesia (Rep of), 4.750%, 07/18/2047		1,750,000	2,110,995	0.16
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		1,821,000	2,004,830	0.15
Indonesia Asahan Aluminium Persero PT, 4.750%, 05/15/2025		776,000	848,750	0.06
Indonesia Asahan Aluminium Persero PT, 5.450%, 05/15/2030		894,000	1,041,510	0.08
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		3,099,000	4,020,953	0.30
Indonesia Asahan Aluminium Persero PT, 5.800%, 05/15/2050		573,000	679,005	0.05
Pertamina Persero PT, 6.000%, 05/03/2042		629,000	774,922	0.06
Pertamina Persero PT, 6.450%, 05/30/2044		598,000	778,044	0.06
Pertamina Persero PT, 6.500%, 11/07/2048		967,000	1,286,880	0.10
Pertamina Persero PT, 4.175%, 01/21/2050		1,422,000	1,462,570	0.11
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		617,000	690,373	0.05
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		2,389,000	2,718,383	0.20
Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050		498,000	521,446	0.04
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.500%, 11/22/2021		2,680,000	2,706,532	0.20
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		1,188,000	1,336,500	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		2,381,000	$2,955,416	0.22
			91,222,192	6.84
Iraq (Cost $1,022,384)
Iraq (Rep of), 5.800%, 01/15/2028		1,067,625	1,019,582	0.08
			1,019,582	0.08
Ivory Coast (Cost $10,446,630)
Ivory Coast (Rep of), 5.875%, 10/17/2031	EUR	2,763,000	3,536,966	0.26
Ivory Coast (Rep of), 4.875%, 01/30/2032[6]	EUR	2,405,000	2,880,320	0.22
Ivory Coast (Rep of), 6.125%, 06/15/2033		250,000	270,575	0.02
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	3,694,000	4,835,002	0.36
			11,522,863	0.86
Jamaica (Cost $12,184,963)
Digicel Group Holdings Ltd., 7.000%, 08/19/2021[5]		1,165,340	908,965	0.07
Digicel Group Holdings Ltd., 10.000%, 04/01/2024[5]		7,425,021	7,255,730	0.55
Digicel Group Holdings Ltd., 8.000%, 04/01/2025[5]		4,018,633	3,500,712	0.26
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.750%, 05/25/2024		1,104,765	1,148,956	0.09
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.000%, 12/31/2026		1,014,589	984,151	0.07
Jamaica (Rep of), 7.875%, 07/28/2045		1,750,000	2,441,250	0.18
			16,239,764	1.22
Kazakhstan (Cost $17,210,521)
Development Bank of Kazakhstan JSC, 4.125%, 12/10/2022		4,180,000	4,350,251	0.33
Kazakhstan (Rep of), 6.500%, 07/21/2045		2,817,000	4,152,652	0.31
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		2,091,000	2,906,490	0.22
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		2,785,000	3,314,651	0.25
KazMunayGas National Co. JSC, 3.500%, 04/14/2033		1,091,000	1,132,131	0.08
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		2,238,000	2,940,061	0.22
			18,796,236	1.41
Kenya (Cost $3,791,920)
Kenya (Rep of), 8.000%, 05/22/2032		1,990,000	2,247,227	0.17
Kenya (Rep of), 6.300%, 01/23/2034[6]		1,700,000	1,716,184	0.13
			3,963,411	0.30
Lebanon (Cost $40,680,713)
Lebanon (Rep of), 6.375%, 03/09/2020[7,8]		5,695,000	684,539	0.05
Lebanon (Rep of), 5.800%, 04/14/2020[7,8]		3,619,000	435,004	0.03
Lebanon (Rep of), 6.150%, 06/19/2020[7,8]		7,617,000	915,563	0.07
Lebanon (Rep of), 8.250%, 04/12/2021[7,8]		11,125,000	1,337,225	0.10
Lebanon (Rep of), 6.100%, 10/04/2022[7]		12,335,000	1,477,116	0.11
Lebanon (Rep of), 6.000%, 01/27/2023[7]		1,421,000	169,156	0.01
Lebanon (Rep of), 6.600%, 11/27/2026[7]		2,059,000	247,080	0.02

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Lebanon (continued)
Lebanon (Rep of), 6.850%, 03/23/2027[7]		4,544,000	$547,616	0.04
Lebanon (Rep of), 7.000%, 03/23/2032[7]		3,055,000	364,474	0.03
Lebanon (Rep of), 7.050%, 11/02/2035[7]		244,000	29,380	—
Lebanon (Rep of), 7.250%, 03/23/2037[7]		2,067,000	255,998	0.02
			6,463,151	0.48
Malaysia (Cost $25,844,441)
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	13,454,000	3,286,246	0.25
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	630,138	0.05
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	11,861,000	2,821,429	0.21
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	5,695,000	1,429,823	0.11
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	1,707,000	446,875	0.03
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	2,004,000	460,321	0.03
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	747,000	192,961	0.01
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	1,743,000	448,066	0.03
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	4,456,000	1,033,032	0.08
Petronas Capital Ltd., 2.480%, 01/28/2032[6]		2,220,000	2,236,952	0.17
Petronas Capital Ltd., 4.550%, 04/21/2050		4,798,000	5,896,595	0.44
Petronas Capital Ltd., 4.800%, 04/21/2060		1,768,000	2,346,284	0.18
Petronas Capital Ltd., 3.404%, 04/28/2061[6]		3,500,000	3,602,316	0.27
			24,831,038	1.86
Mexico (Cost $95,033,221)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.967%), 6.750%, 09/27/2024[3]		1,870,000	2,003,705	0.15
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028[3]		550,000	627,000	0.05
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.470%), 7.500%, 06/27/2029[3]		1,775,000	2,003,549	0.15
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[3]		4,025,000	4,856,203	0.36
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		6,115,000	6,322,910	0.47
Comision Federal de Electricidad, 4.875%, 01/15/2024		2,353,000	2,547,146	0.19
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	1,198,489	0.09
Comision Federal de Electricidad, 3.875%, 07/26/2033[6]		2,006,000	1,995,970	0.15
Comision Federal de Electricidad, 5.750%, 02/14/2042		3,017,000	3,356,413	0.25
Mexican Bonos, 10.000%, 12/05/2024	MXN	208,270,000	11,648,054	0.87
Mexican Bonos, 5.750%, 03/05/2026	MXN	163,320,000	7,970,549	0.60
Mexican Bonos, 7.500%, 06/03/2027	MXN	31,080,000	1,624,427	0.12
Mexican Bonos, 7.750%, 11/23/2034	MXN	36,980,000	1,957,244	0.15
Mexico (Rep of), 2.659%, 05/24/2031		1,942,000	1,909,996	0.14
Mexico (Rep of), 6.050%, 01/11/2040		1,178,000	1,485,552	0.11
Mexico (Rep of), 4.750%, 03/08/2044		922,000	1,023,217	0.08
Mexico (Rep of), 5.550%, 01/21/2045		1,924,000	2,346,337	0.18
Mexico (Rep of), 3.771%, 05/24/2061		8,236,000	7,659,480	0.58
Mexico (Rep of), 3.750%, 04/19/2071		4,870,000	4,492,916	0.34

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Mexico (Rep of), 5.750%, 10/12/2110		2,004,000	$2,409,409	0.18
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	79,460,000	3,799,381	0.29
Petroleos Mexicanos, 6.750%, 09/21/2047		8,266,000	7,388,977	0.55
Petroleos Mexicanos, 6.350%, 02/12/2048		3,000,000	2,564,190	0.19
Petroleos Mexicanos, 7.690%, 01/23/2050		8,614,000	8,372,808	0.63
Petroleos Mexicanos, 6.950%, 01/28/2060		7,740,000	6,945,876	0.52
			98,509,798	7.39
Mongolia (Cost $3,719,704)
Development Bank of Mongolia LLC, 7.250%,		1,100,000	1,175,588	0.09
Mongolia (Rep of), 5.625%, 05/01/2023		603,000	633,150	0.05
Mongolia (Rep of), 5.125%, 04/07/2026		711,000	749,051	0.06
Mongolia (Rep of), 4.450%, 07/07/2031[6]		967,000	944,474	0.07
Mongolian Mining Corp., 2.120%, 10/01/2021[5,10]		992,986	426,984	0.03
			3,929,247	0.30
Morocco (Cost $4,404,514)
Morocco (Rep of), 4.250%, 12/11/2022		2,285,000	2,393,538	0.18
Morocco (Rep of), 5.500%, 12/11/2042		1,133,000	1,298,123	0.10
Morocco (Rep of), 4.000%, 12/15/2050[6]		810,000	759,688	0.05
			4,451,349	0.33
Nigeria (Cost $7,367,388)
Nigeria (Rep of), 6.500%, 11/28/2027		1,526,000	1,619,605	0.12
Nigeria (Rep of), 7.696%, 02/23/2038		2,243,000	2,297,819	0.17
Nigeria (Rep of), 7.625%, 11/28/2047		2,480,000	2,489,741	0.19
Nigeria (Rep of), 9.248%, 01/21/2049		1,080,000	1,240,056	0.09
			7,647,221	0.57
Oman (Cost $17,788,219)
Oman (Rep of), 4.750%, 06/15/2026		1,096,000	1,133,034	0.08
Oman (Rep of), 6.750%, 10/28/2027		1,764,000	1,977,973	0.15
Oman (Rep of), 6.000%, 08/01/2029		1,892,000	2,013,266	0.15
Oman (Rep of), 6.250%, 01/25/2031[6]		1,050,000	1,133,773	0.09
Oman (Rep of), 6.500%, 03/08/2047		7,277,000	7,214,782	0.54
Oman (Rep of), 6.750%, 01/17/2048		3,454,000	3,488,540	0.26
Oman (Rep of), 7.000%, 01/25/2051[6]		1,890,000	1,951,425	0.15
			18,912,793	1.42
Pakistan (Cost $21,306,557)
Pakistan (Rep of), 8.875%, [6]		2,405,000	2,477,150	0.19
Pakistan (Rep of), 8.250%, 04/15/2024		5,550,000	5,994,000	0.45
Pakistan (Rep of), 8.250%, 09/30/2025		1,394,000	1,524,423	0.11
Pakistan (Rep of), 6.875%, 12/05/2027		3,037,000	3,105,332	0.23
Pakistan (Rep of), 7.375%, 04/08/2031[6]		5,430,000	5,454,544	0.41
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		837,000	839,762	0.06

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Pakistan (continued)
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		2,186,000	$2,240,650	0.17
			21,635,861	1.62
Panama (Cost $13,920,690)
Panama (Rep of), 4.000%, 09/22/2024		1,300,000	1,413,412	0.11
Panama (Rep of), 7.125%, 01/29/2026		609,000	752,316	0.06
Panama (Rep of), 8.875%, 09/30/2027		1,387,000	1,909,913	0.14
Panama (Rep of), 9.375%, 04/01/2029		1,482,000	2,189,892	0.16
Panama (Rep of), 6.700%, 01/26/2036		2,729,000	3,725,112	0.28
Panama (Rep of), 4.500%, 05/15/2047		1,320,000	1,503,414	0.11
Panama (Rep of), 4.300%, 04/29/2053		2,981,000	3,306,496	0.25
			14,800,555	1.11
Paraguay (Cost $3,104,180)
Paraguay (Rep of), 4.700%, 03/27/2027		1,246,000	1,401,140	0.11
Paraguay (Rep of), 5.400%, 03/30/2050		1,490,000	1,752,627	0.13
			3,153,767	0.24
Peru (Cost $36,548,991)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	5,140,000	1,353,997	0.10
Peru (Rep of), 7.350%, 07/21/2025		3,174,000	3,863,329	0.29
Peru (Rep of), 6.950%, 08/12/2031	PEN	16,512,000	4,243,842	0.32
Peru (Rep of), 8.750%, 11/21/2033		5,270,000	8,152,374	0.61
Peru (Rep of), 5.400%, 08/12/2034	PEN	10,341,000	2,162,641	0.16
Peru (Rep of), 6.900%, 08/12/2037	PEN	1,239,000	290,843	0.02
Peru (Rep of), 5.350%, 08/12/2040	PEN	4,659,000	899,187	0.07
Peru (Rep of), 5.625%, 11/18/2050		2,391,000	3,235,191	0.24
Peru (Rep of), 2.780%, 12/01/2060		3,293,000	2,828,687	0.21
Peru (Rep of), 3.230%, 07/28/2121		1,296,000	1,089,210	0.08
Peru LNG S.R.L., 5.375%, 03/22/2030		2,020,000	1,555,400	0.12
Petroleos del Peru S.A., 5.625%, 06/19/2047[6]		2,000,000	2,065,000	0.16
Petroleos del Peru S.A., 5.625%, 06/19/2047		1,978,000	2,042,285	0.15
			33,781,986	2.53
Philippines (Cost $17,370,572)
Philippines (Rep of), 3.900%, 11/26/2022	PHP	35,000,000	703,753	0.05
Philippines (Rep of), 10.625%, 03/16/2025		1,330,000	1,800,691	0.14
Philippines (Rep of), 9.500%, 02/02/2030		2,862,000	4,493,755	0.34
Philippines (Rep of), 7.750%, 01/14/2031		1,528,000	2,252,064	0.17
Philippines (Rep of), 6.375%, 10/23/2034		2,198,000	3,101,630	0.23
Philippines (Rep of), 6.250%, 01/14/2036	PHP	58,000,000	1,365,393	0.10
Philippines (Rep of), 3.950%, 01/20/2040		2,674,000	2,990,269	0.22
Philippines (Rep of), 2.950%, 05/05/2045		1,191,000	1,169,111	0.09
			17,876,666	1.34

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Qatar (Cost $20,584,468)
Qatar (Rep of), 3.250%, 06/02/2026		4,017,000	$4,390,983	0.33
Qatar (Rep of), 5.103%, 04/23/2048		2,417,000	3,238,780	0.24
Qatar (Rep of), 4.817%, 03/14/2049		6,179,000	8,039,176	0.60
Qatar (Rep of), 4.400%, 04/16/2050		1,130,000	1,393,303	0.11
Qatar Petroleum, 3.125%, 07/12/2041[6]		4,535,000	4,702,205	0.35
			21,764,447	1.63
Romania (Cost $25,676,336)
Romania (Rep of), 6.750%, 02/07/2022		2,420,000	2,496,172	0.19
Romania (Rep of), 4.375%, 08/22/2023		4,192,000	4,502,208	0.34
Romania (Rep of), 5.800%, 07/26/2027	RON	16,130,000	4,438,677	0.33
Romania (Rep of), 3.624%, 05/26/2030	EUR	1,330,000	1,818,945	0.13
Romania (Rep of), 4.150%, 10/24/2030	RON	6,725,000	1,687,413	0.13
Romania (Rep of), 3.000%, 02/14/2031		800,000	830,312	0.06
Romania (Rep of), 6.125%, 01/22/2044		658,000	900,183	0.07
Romania (Rep of), 3.375%, 01/28/2050	EUR	3,171,000	3,940,139	0.29
Romania (Rep of), 4.000%, 02/14/2051		5,888,000	6,226,737	0.47
			26,840,786	2.01
Russian Federation (Cost $29,625,322)
Russian Federal Bond - OFZ, 7.400%, 07/17/2024	RUB	162,465,000	2,265,957	0.17
Russian Federal Bond - OFZ, 7.150%, 11/12/2025	RUB	86,768,000	1,209,912	0.09
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	96,183,000	1,376,343	0.10
Russian Federal Bond - OFZ, 7.950%, 10/07/2026	RUB	71,230,000	1,027,456	0.08
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	259,680,000	3,612,434	0.27
Russian Federal Bond - OFZ, 6.900%, 05/23/2029	RUB	164,990,000	2,279,854	0.17
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	333,155,000	5,119,684	0.38
Russian Federal Bond - OFZ, 7.250%, 05/10/2034	RUB	44,033,000	620,675	0.05
Russian Federal Bond - OFZ, 7.700%, 03/16/2039	RUB	12,450,000	183,506	0.01
Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027		1,600,000	1,791,539	0.14
Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029		3,400,000	3,855,192	0.29
Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047		5,600,000	7,112,000	0.53
			30,454,552	2.28
Saudi Arabia (Cost $20,513,216)
Saudi (Rep of), 4.625%, 10/04/2047		1,226,000	1,465,681	0.11
Saudi (Rep of), 5.000%, 04/17/2049		4,411,000	5,586,090	0.42
Saudi (Rep of), 5.250%, 01/16/2050		4,820,000	6,337,230	0.47
Saudi (Rep of), 3.750%, 01/21/2055		3,367,000	3,577,437	0.27
Saudi (Rep of), 4.500%, 04/22/2060		2,068,000	2,517,273	0.19
Saudi (Rep of), 3.450%, 02/02/2061[6]		2,300,000	2,303,082	0.17
			21,786,793	1.63
South Africa (Cost $52,454,065)
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		1,019,000	1,070,072	0.08
South Africa (Rep of), 5.875%, 05/30/2022		1,292,000	1,347,504	0.10
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	25,971,000	2,019,716	0.15

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
South Africa (Rep of), 4.300%, 10/12/2028		4,729,000	$4,877,963	0.37
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	120,237,000	7,806,738	0.59
South Africa (Rep of), 5.875%, 06/22/2030		1,157,000	1,313,195	0.10
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	345,170,200	21,503,908	1.61
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	47,859,000	2,963,385	0.22
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	72,556,000	4,231,578	0.32
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	29,264,000	1,749,542	0.13
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	3,000	173	—
South Africa (Rep of), 5.000%, 10/12/2046		1,067,000	1,006,544	0.08
South Africa (Rep of), 5.650%, 09/27/2047		3,468,000	3,515,373	0.26
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	7,000	402	—
South Africa (Rep of), 5.750%, 09/30/2049		1,980,000	2,007,126	0.15
			55,413,219	4.16
Sri Lanka (Cost $5,597,236)
Sri Lanka (Rep of), 6.750%, 04/18/2028		710,000	434,208	0.03
Sri Lanka (Rep of), 7.850%, 03/14/2029		2,928,000	1,792,170	0.14
Sri Lanka (Rep of), 7.550%, 03/28/2030		2,248,000	1,374,989	0.10
			3,601,367	0.27
Thailand (Cost $6,335,025)
Thailand (Rep of), 3.400%, 06/17/2036	THB	49,121,000	1,758,482	0.13
Thailand (Rep of), 3.300%, 06/17/2038	THB	79,504,000	2,813,396	0.21
Thailand (Rep of), 2.000%, 06/17/2042	THB	44,923,000	1,303,449	0.10
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	159,917	0.01
Thailand (Rep of), 3.600%, 06/17/2067	THB	18,378,000	661,842	0.05
			6,697,086	0.50
Turkey (Cost $29,563,862)
Turkey (Rep of), 10.700%, 08/17/2022	TRY	14,170,000	1,568,185	0.12
Turkey (Rep of), 3.250%, 03/23/2023		1,300,000	1,299,069	0.10
Turkey (Rep of), 7.250%, 12/23/2023		686,000	740,608	0.06
Turkey (Rep of), 5.750%, 03/22/2024		1,930,000	2,004,884	0.15
Turkey (Rep of), 6.350%, 08/10/2024		965,000	1,014,663	0.08
Turkey (Rep of), 5.600%, 11/14/2024		958,000	987,219	0.07
Turkey (Rep of), 4.250%, 03/13/2025		698,000	687,642	0.05
Turkey (Rep of), 12.600%, 10/01/2025	TRY	9,460,000	966,647	0.07
Turkey (Rep of), 10.600%, 02/11/2026	TRY	6,075,000	573,902	0.04
Turkey (Rep of), 6.000%, 03/25/2027		1,442,000	1,482,376	0.11
Turkey (Rep of), 10.500%, 08/11/2027	TRY	5,956,000	533,679	0.04
Turkey (Rep of), 6.125%, 10/24/2028		936,000	961,553	0.07
Turkey (Rep of), 11.700%, 11/13/2030	TRY	9,460,000	862,245	0.06
Turkey (Rep of), 5.875%, 06/26/2031		3,886,000	3,800,850	0.28
Turkey (Rep of), 6.875%, 03/17/2036		880,000	896,280	0.07
Turkey (Rep of), 6.000%, 01/14/2041		965,000	880,532	0.07
Turkey (Rep of), 4.875%, 04/16/2043		4,212,000	3,384,131	0.25

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (continued)
Turkey (Rep of), 5.750%, 05/11/2047		5,028,000	$4,341,075	0.33
			26,985,540	2.02
Ukraine (Cost $40,152,587)
Metinvest B.V., 7.650%, 10/01/2027		4,800,000	5,286,096	0.40
Metinvest B.V., 7.750%, 10/17/2029		1,815,000	1,996,500	0.15
Ukraine (Rep of), 16.000%, 08/11/2021[6]	UAH	9,165,000	342,376	0.03
Ukraine (Rep of), 7.750%, 09/01/2021		1,135,000	1,139,579	0.08
Ukraine (Rep of), 17.250%, 01/05/2022	UAH	5,208,000	200,222	0.01
Ukraine (Rep of), 17.000%, 05/11/2022	UAH	8,814,000	342,216	0.02
Ukraine (Rep of), 7.750%, 09/01/2023		3,090,000	3,310,441	0.25
Ukraine (Rep of), 8.994%, 02/01/2024		806,000	887,100	0.07
Ukraine (Rep of), 7.750%, 09/01/2024		1,320,000	1,432,469	0.11
Ukraine (Rep of), 15.840%, 02/26/2025	UAH	35,105,000	1,420,451	0.11
Ukraine (Rep of), 7.750%, 09/01/2025		3,389,000	3,680,861	0.28
Ukraine (Rep of), 7.750%, 09/01/2026		3,083,000	3,372,000	0.25
Ukraine (Rep of), 9.750%, 11/01/2028		2,485,000	2,953,422	0.22
Ukraine (Rep of), 6.876%, 05/21/2029[6]		2,252,000	2,322,262	0.17
Ukraine (Rep of), 7.375%, 09/25/2032		11,161,000	11,607,440	0.87
Ukraine (Rep of), 7.253%, 03/15/2033		2,869,000	2,957,641	0.22
			43,251,076	3.24
United Arab Emirates (Cost $11,969,215)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		3,610,000	3,707,109	0.28
Abu Dhabi (Gov’t of), 3.875%, 04/16/2050		3,843,000	4,472,214	0.34
DP World Crescent Ltd., 3.875%, 07/18/2029		1,721,000	1,867,041	0.14
DP World Crescent Ltd., 3.750%, 01/30/2030		1,524,000	1,636,938	0.12
			11,683,302	0.88
Uruguay (Cost $27,301,861)
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	46,011,000	1,091,411	0.08
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	8,870,757	521,647	0.04
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	170,903,000	3,975,182	0.30
Uruguay (Rep of), 7.875%, 01/15/2033		2,756,000	4,126,366	0.31
Uruguay (Rep of), 7.625%, 03/21/2036		2,584,000	3,925,845	0.29
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	136,436,000	3,850,615	0.29
Uruguay (Rep of), 4.125%, 11/20/2045		1,834,235	2,153,997	0.16
Uruguay (Rep of), 5.100%, 06/18/2050		2,395,674	3,137,998	0.24
Uruguay (Rep of), 4.975%, 04/20/2055		4,338,300	5,598,056	0.42
Uruguay Monetary Regulation Bill, 0.000%, 10/15/2021[4]	UYU	11,867,000	268,575	0.02
Uruguay Monetary Regulation Bill, 0.000%, 12/03/2021[4]	UYU	8,431,000	189,014	0.01
Uruguay Monetary Regulation Bill, 0.000%, 03/02/2022[4]	UYU	18,315,000	403,115	0.03
			29,241,821	2.19
Venezuela (Cost $49,980,026)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[7,8]		28,100,000	7,165,500	0.54
Petroleos de Venezuela S.A., 9.000%, 11/17/2021[7]		3,789,076	161,036	0.01

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Venezuela (continued)
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[7]		1,695,000	$72,037	0.01
Petroleos de Venezuela S.A., 5.375%, 04/12/2027[7]		1,590,000	67,575	—
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[7]		5,253,147	223,259	0.02
Venezuela (Rep of), 7.750%, 10/13/2019[7,8]		1,638,000	167,895	0.01
Venezuela (Rep of), 12.750%, 08/23/2022[7]		3,246,000	324,600	0.02
Venezuela (Rep of), 9.000%, 05/07/2023[7]		1,407,000	141,403	0.01
Venezuela (Rep of), 8.250%, 10/13/2024[7]		3,213,200	330,960	0.02
Venezuela (Rep of), 11.750%, 10/21/2026[7]		12,976,000	1,349,504	0.10
Venezuela (Rep of), 9.250%, 09/15/2027[7]		3,647,000	379,288	0.03
Venezuela (Rep of), 9.250%, 05/07/2028[7]		2,317,000	238,651	0.02
Venezuela (Rep of), 11.950%, 08/05/2031[7]		21,478,800	2,233,795	0.17
			12,855,503	0.96
Vietnam (Cost $2,987,724)
Vietnam (Rep of), 4.800%, 11/19/2024		2,911,000	3,231,430	0.24
			3,231,430	0.24
Zambia (Cost $12,153,585)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		3,825,000	3,896,719	0.29
First Quantum Minerals Ltd., 7.500%, 04/01/2025		5,490,000	5,689,836	0.43
Zambia (Rep of), 8.970%, 07/30/2027		3,764,000	2,428,721	0.18
			12,015,276	0.90
Total Debt Securities (Cost $1,365,675,679)			1,276,032,294	95.68
Bank Loans
Brazil (Cost $6,459,375)
Samarco Mineracao S.A., 0.930%, 09/09/2018[8,11]		13,250,000	9,275,000	0.70
			9,275,000	0.70
Total Bank Loans (Cost $6,459,375)			9,275,000	0.70
Credit Linked Notes
Indonesia (Cost $8,055,441)
Indonesia (Rep of), Issued by JPMorgan Chase N.A., 7.500%, 08/17/2032[6]	IDR	52,371,000,000	3,871,873	0.29
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024[6]	IDR	6,958,000,000	528,674	0.04
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024[6]	IDR	5,702,000,000	432,646	0.03
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/17/2025[6]	IDR	3,602,000,000	303,621	0.02
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027[6]	IDR	10,298,000,000	764,384	0.06
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/20/2029[6]	IDR	11,300,000,000	917,082	0.07
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030[6]	IDR	8,356,000,000	738,243	0.05

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034[6]	IDR	13,035,000,000	$1,018,283	0.08
			8,574,806	0.64
Total Credit Linked Notes (Cost $8,055,441)			8,574,806	0.64
Total Investments in Securities (Cost $1,380,190,495)			1,293,882,100	97.02
Total Investments (Total Cost $1,380,190,495)			1,293,882,100	97.02
Other Assets Less Liabilities			39,768,850	2.98
Net Assets			$1,333,650,950	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of July 31, 2021 is disclosed.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Zero coupon bond.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[7]	Issuer has defaulted on terms of debt obligation.
[8]	Maturity has been extended under the terms of a plan of reorganization.
[9]	Security has been deemed worthless and is a Level 3 investment.
[10]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[11]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At July 31, 2021, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/03/2021	Deutsche Bank	United States Dollar	2,758,000	Brazilian Real	13,726,290	$123,616
08/03/2021	HSBC Bank	United States Dollar	25,246,592	Brazilian Real	125,379,323	1,183,480
08/04/2021	Credit Suisse	United States Dollar	5,458,295	Peruvian Nuevo Sol	21,044,622	277,314
08/04/2021	Deutsche Bank	United States Dollar	490,580	Peruvian Nuevo Sol	1,941,863	12,512
08/04/2021	Standard Chartered	United States Dollar	530,000	Peruvian Nuevo Sol	2,029,688	30,311
08/06/2021	Barclays	United States Dollar	8,089,382	Chinese Offshore Yuan	52,238,800	12,862
08/11/2021	HSBC Bank	Chinese Offshore Yuan	328,713,694	United States Dollar	50,519,264	281,868
08/11/2021	BNP Paribas	United States Dollar	61,703,391	Chinese Offshore Yuan	398,813,694	68,638
08/18/2021	BNP Paribas	United States Dollar	17,989,069	Euro	15,155,722	4,136
08/30/2021	Standard Chartered	United States Dollar	3,371,013	Malaysian Ringgit	13,986,334	61,148

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/31/2021	HSBC Bank	Israeli Shekel	11,990,515	United States Dollar	3,665,540	$44,443
08/31/2021	Deutsche Bank	Polish Zloty	21,062,515	United States Dollar	5,421,403	46,415
08/31/2021	Citibank	Russian Ruble	971,455,057	United States Dollar	13,050,263	187,838
08/31/2021	Deutsche Bank	Russian Ruble	680,018,540	United States Dollar	9,135,319	131,351
08/31/2021	HSBC Bank	Russian Ruble	291,436,517	United States Dollar	3,902,941	68,489
08/31/2021	Merrill Lynch	South African Rand	42,283,632	United States Dollar	2,837,980	36,458
08/31/2021	JP Morgan	Thai Baht	47,345,000	United States Dollar	1,436,220	3,992
08/31/2021	JP Morgan	Turkish Lira	50,492,408	United States Dollar	5,798,193	97,858
08/31/2021	Deutsche Bank	United States Dollar	9,205,309	South African Rand	129,828,910	379,548
09/02/2021	HSBC Bank	United States Dollar	26,799,525	Brazilian Real	139,105,613	213,420
09/10/2021	HSBC Bank	United States Dollar	169,870	Indonesian Rupiah	2,460,400,000	238
09/30/2021	BNP Paribas	Hungarian Forint	2,962,293,201	United States Dollar	9,682,019	101,269
09/30/2021	Merrill Lynch	Romanian Leu	31,180,897	United States Dollar	7,439,079	65,703
09/30/2021	Barclays	Turkish Lira	50,492,408	United States Dollar	5,690,055	112,769
10/29/2021	BNP Paribas	Colombian Peso	14,284,120,800	United States Dollar	3,621,000	44,838
10/29/2021	BNP Paribas	Czech Koruna	188,568,621	United States Dollar	8,638,315	121,156
10/29/2021	JP Morgan	Czech Koruna	188,568,621	United States Dollar	8,676,923	82,548
10/29/2021	Barclays	Mexican Peso	314,956,139	United States Dollar	15,417,487	204,136
10/29/2021	Standard Chartered	Philippine Peso	209,414,638	United States Dollar	4,143,461	23,415
10/29/2021	JP Morgan	Polish Zloty	21,062,515	United States Dollar	5,430,359	38,365
10/29/2021	BNP Paribas	Russian Ruble	734,544,702	United States Dollar	9,708,597	178,881
10/29/2021	HSBC Bank	Russian Ruble	734,544,702	United States Dollar	9,699,943	187,535
10/29/2021	Barclays	Thai Baht	412,938,936	United States Dollar	12,512,353	46,139
10/29/2021	Credit Suisse	United States Dollar	8,406,164	Colombian Peso	32,559,596,185	50,158
11/10/2021	HSBC Bank	United States Dollar	750,102	Indonesian Rupiah	10,942,490,000	1,362
Subtotal Appreciation						4,524,209
08/03/2021	HSBC Bank	Brazilian Real	139,105,613	United States Dollar	26,906,308	(208,812)
08/04/2021	Credit Suisse	Peruvian Nuevo Sol	25,016,173	United States Dollar	6,687,570	(528,833)
08/06/2021	HSBC Bank	Chinese Offshore Yuan	52,238,800	United States Dollar	8,164,992	(88,472)
08/10/2021	HSBC Bank	Indonesian Rupiah	10,942,490,000	United States Dollar	758,526	(2,301)
08/11/2021	HSBC Bank	Chinese Offshore Yuan	70,100,000	United States Dollar	10,953,296	(119,676)
08/11/2021	Deutsche Bank	Korean Won	5,066,279,010	United States Dollar	4,480,000	(80,200)
08/11/2021	Standard Chartered	Korean Won	514,267,000	United States Dollar	453,850	(7,236)
08/11/2021	Deutsche Bank	United States Dollar	576,927	Indonesian Rupiah	8,359,090,000	(737)
08/11/2021	HSBC Bank	United States Dollar	176,389	Indonesian Rupiah	2,583,400,000	(2,139)
08/11/2021	Standard Chartered	United States Dollar	4,249,000	Korean Won	4,907,595,000	(12,991)
08/30/2021	Deutsche Bank	Malaysian Ringgit	5,873,019	United States Dollar	1,413,482	(23,632)
08/30/2021	HSBC Bank	Malaysian Ringgit	22,174,102	United States Dollar	5,342,349	(94,848)
08/30/2021	JP Morgan	United States Dollar	2,864,349	Indonesian Rupiah	41,776,530,000	(19,904)
08/31/2021	Barclays	Czech Koruna	191,524,623	United States Dollar	9,197,700	(292,778)
08/31/2021	BNP Paribas	Czech Koruna	59,423,744	United States Dollar	2,792,961	(30,059)
08/31/2021	Barclays	Hungarian Forint	1,204,627,069	United States Dollar	4,111,509	(130,397)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/31/2021	HSBC Bank	Hungarian Forint	789,499,716	United States Dollar	2,668,040	$(58,861)
08/31/2021	HSBC Bank	Indian Rupee	1,579,257,439	United States Dollar	21,245,139	(86,223)
08/31/2021	HSBC Bank	Polish Zloty	52,466,105	United States Dollar	13,908,770	(288,594)
08/31/2021	Merrill Lynch	Singapore Dollar	29,024,284	United States Dollar	21,769,884	(349,785)
08/31/2021	JP Morgan	Thai Baht	174,950,612	United States Dollar	5,541,673	(219,760)
09/08/2021	HSBC Bank	Chinese Offshore Yuan	60,838,521	United States Dollar	9,488,820	(109,211)
09/10/2021	HSBC Bank	Korean Won	34,015,333,097	United States Dollar	30,488,978	(1,007,855)
09/10/2021	Standard Chartered	Taiwan Dollar	482,018,879	United States Dollar	17,631,182	(359,133)
09/10/2021	Deutsche Bank	United States Dollar	614,641	Indonesian Rupiah	8,934,420,000	(1,343)
09/10/2021	Deutsche Bank	United States Dollar	2,446,000	Korean Won	2,826,025,236	(3,319)
09/30/2021	BNP Paribas	Czech Koruna	178,271,232	United States Dollar	8,376,522	(91,596)
09/30/2021	BNP Paribas	Polish Zloty	52,466,105	United States Dollar	13,916,303	(294,797)
09/30/2021	Morgan Stanley	Russian Ruble	860,798,562	United States Dollar	11,764,365	(120,841)
09/30/2021	Barclays	Thai Baht	114,645,241	United States Dollar	3,641,034	(154,005)
09/30/2021	Standard Chartered	Thai Baht	114,645,242	United States Dollar	3,588,046	(101,017)
09/30/2021	Barclays	United States Dollar	897,509	South African Rand	13,357,621	(6,965)
10/12/2021	Merrill Lynch	United States Dollar	1,845,126	Indonesian Rupiah	27,086,450,000	(14,792)
10/14/2021	JP Morgan	Korean Won	7,233,240,200	United States Dollar	6,407,732	(141,634)
10/14/2021	Deutsche Bank	United States Dollar	5,957,000	Korean Won	6,884,004,512	(6,558)
10/29/2021	Credit Suisse	Peruvian Nuevo Sol	1,343,039	United States Dollar	331,500	(800)
10/29/2021	Credit Suisse	United States Dollar	801,506	Chilean Peso	610,603,474	(669)
10/29/2021	Standard Chartered	United States Dollar	2,988,526	Indonesian Rupiah	43,862,593,566	(16,791)
11/10/2021	Barclays	Chinese Offshore Yuan	52,238,800	United States Dollar	8,027,846	(14,551)
11/10/2021	BNP Paribas	Chinese Offshore Yuan	398,813,694	United States Dollar	61,257,940	(80,968)
Subtotal Depreciation						(5,173,083)
Total						$(648,874)
At July 31, 2021, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
Brazil CETIP Interbank Deposit Rate (Pay at Maturity)	6.680% (Receive at Maturity)	BRL	89,288,596	1/2/2025	$(610,216)	$(151,199)	Merrill Lynch
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.580% (Receive Quarterly)	CNY	39,814,000	3/18/2025	31,009	5,856	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.582% (Receive Quarterly)	CNY	20,884,000	3/18/2025	16,450	3,072	HSBC Bank
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.575% (Receive Quarterly)	CNY	41,598,000	3/18/2025	31,247	6,118	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.325% (Receive Quarterly)	CNY	93,220,000	9/16/2025	(84,802)	15,742	Merrill Lynch

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	19,040,000	9/16/2025	$7,661	$3,248	Merrill Lynch
					$(608,651)	$(117,163)
**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$263,820,796	$—	$263,820,796
Corporate Convertible Bonds	—	9,490,457	—	9,490,457
Government Agencies	—	76,930,788	—	76,930,788
Government Bonds	—	909,978,218	—	909,978,218
Index Linked Government Bonds	—	7,606,118	—	7,606,118
Short Term Bills and Notes	—	8,205,917	—	8,205,917
Total Debt Securities	—	1,276,032,294	—	1,276,032,294
Bank Loans
Brazil	—	—	9,275,000	9,275,000
Credit Linked Notes
Indonesia	—	8,574,806	—	8,574,806
Total Investments	$—	$1,284,607,100	$9,275,000	$1,293,882,100

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$4,524,209	$—	$4,524,209
Centrally Cleared Swap Contracts†	—	86,367	—	86,367
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(5,173,083)	—	(5,173,083)
Centrally Cleared Swap Contracts†	—	(695,018)	—	(695,018)
Total Other Financial Instruments	$—	$(1,257,525)	$—	$(1,257,525)
† Includes cumulative appreciation/depreciation on centrally cleared swap agreements.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2021:
Category and Subcategory	Beginning Balance at 10/31/2020	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2021	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2021
Investments, at value
Bank Loans
Brazil	$5,962,500	$—	$—	$—	$—	$3,312,500	$—	$—	$9,275,000	$3,312,500
Ukraine	11,952,243	54,712	4,947,599	(17,020,572)	181,887	(115,869)	—	—	—	—
Common Stocks
Russian Federation	23,119	—	—	(42,035)	(88,273)	107,189	—	—	—	—
Total	$17,937,862	$54,712	$ 4,947,599	$(17,062,607)	$93,614	$3,303,820	$—	$—	$9,275,000	$3,312,500
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2021:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2021	Valuation Technique	Unobservable Input
Bank Loans	$9,275,000	Broker Quote	Inputs to broker model

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,825,055)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[2]	BRL	3,000,000	$493,843	5.93
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2024[2]	BRL	1,900,000	298,760	3.58
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2023	BRL	1,056,000	207,897	2.49
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	1,176,000	233,602	2.80
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	749,000	149,073	1.79
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	750,000	148,874	1.79
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	420,000	82,818	0.99
			1,614,867	19.37
Chile (Cost $155,001)
Bonos de la Tesoreria de la Republica, 1.500%, 03/01/2026	CLP	1,000	40,341	0.48
Bonos de la Tesoreria de la Republica, 1.900%, 09/01/2030	CLP	500	20,013	0.24
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	60,000,000	82,044	0.99
			142,398	1.71
China (Cost $380,094)
China (Rep of), 1.990%, 04/09/2025	CNY	900,000	135,962	1.63
China (Rep of), 2.850%, 06/04/2027	CNY	710,000	110,374	1.32
China (Rep of), 2.680%, 05/21/2030	CNY	410,000	62,072	0.75
China (Rep of), 3.720%, 04/12/2051	CNY	620,000	101,004	1.21
			409,412	4.91
Colombia (Cost $406,562)
Colombian TES, 6.250%, 11/26/2025	COP	521,100,000	137,263	1.65
Colombian TES, 3.300%, 03/17/2027	COP	615,000	46,986	0.56
Colombian TES, 5.750%, 11/03/2027	COP	65,500,000	16,291	0.20
Colombian TES, 6.000%, 04/28/2028	COP	106,700,000	26,613	0.32
Colombian TES, 7.750%, 09/18/2030	COP	183,600,000	49,809	0.60
Colombian TES, 7.000%, 03/26/2031	COP	85,100,000	21,572	0.26
Colombian TES, 7.000%, 06/30/2032	COP	143,600,000	36,179	0.43
Colombian TES, 3.000%, 03/25/2033	COP	243,000	16,869	0.20
			351,582	4.22
Czech Republic (Cost $84,445)
Czech (Rep of), 2.000%, 10/13/2033	CZK	1,870,000	89,026	1.07
			89,026	1.07
Egypt (Cost $167,964)
Egypt (Rep of), 14.051%, 07/21/2022	EGP	154,000	9,796	0.12
Egypt (Rep of), 14.138%, 10/20/2022	EGP	94,000	5,971	0.07
Egypt (Rep of), 14.313%, 10/13/2023	EGP	136,000	8,618	0.10

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Egypt (continued)
Egypt (Rep of), 14.483%, 04/06/2026	EGP	650,000	$41,246	0.50
Egypt Treasury Bills, 11.789%, 08/10/2021[4]	EGP	1,000,000	63,538	0.76
Egypt Treasury Bills, 11.953%, 11/30/2021[4]	EGP	625,000	38,149	0.46
			167,318	2.01
Hungary (Cost $276,930)
Hungary (Rep of), 3.000%, 06/26/2024	HUF	19,190,000	65,653	0.79
Hungary (Rep of), 5.500%, 06/24/2025	HUF	33,990,000	127,134	1.52
Hungary (Rep of), 3.000%, 10/27/2027	HUF	8,090,000	28,048	0.34
Hungary (Rep of), 3.000%, 08/21/2030	HUF	15,560,000	54,046	0.65
			274,881	3.30
Indonesia (Cost $318,179)
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	1,082,000,000	75,921	0.91
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	465,000,000	33,833	0.41
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	294,000,000	20,651	0.25
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	881,000,000	71,135	0.85
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	1,059,000,000	73,352	0.88
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	239,000,000	18,438	0.22
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	562,000,000	43,779	0.52
Indonesia (Rep of), 7.500%, 04/15/2040	IDR	262,000,000	19,085	0.23
			356,194	4.27
Malaysia (Cost $379,695)
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	120,000	29,311	0.35
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	284,000	70,997	0.85
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	216,000	54,050	0.65
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	74,000	18,316	0.22
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	144,000	35,841	0.43
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	209,000	54,055	0.65
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	220,000	52,332	0.63
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	105,000	24,119	0.29
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	148,000	34,311	0.41
			373,332	4.48
Mexico (Cost $231,792)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	700,000	33,760	0.40
Mexican Bonos, 5.750%, 03/05/2026	MXN	600,000	29,282	0.35
Mexican Bonos, 7.750%, 11/23/2034	MXN	630,000	33,344	0.40
Mexican Bonos, 10.000%, 11/20/2036	MXN	460,000	28,850	0.35
Mexican Bonos, 8.500%, 11/18/2038	MXN	480,000	26,322	0.32
Mexican Bonos, 7.750%, 11/13/2042	MXN	390,000	19,910	0.24
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	1,320,000	63,116	0.76
Petroleos Mexicanos, 7.470%, 11/12/2026	MXN	210,000	9,442	0.11
			244,026	2.93

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Peru (Cost $242,093)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	181,000	$47,680	0.57
Peru (Rep of), 6.950%, 08/12/2031	PEN	210,000	53,973	0.65
Peru (Rep of), 6.150%, 08/12/2032	PEN	102,000	24,331	0.29
Peru (Rep of), 5.400%, 08/12/2034	PEN	134,000	28,024	0.34
Peru (Rep of), 6.900%, 08/12/2037	PEN	106,000	24,882	0.30
Peru (Rep of), 5.350%, 08/12/2040	PEN	69,000	13,317	0.16
			192,207	2.31
Poland (Cost $40,475)
Poland (Rep of), 2.750%, 10/25/2029	PLN	155,000	44,362	0.53
			44,362	0.53
Romania (Cost $158,313)
Romania (Rep of), 5.800%, 07/26/2027	RON	320,000	88,058	1.06
Romania (Rep of), 4.150%, 01/26/2028	RON	220,000	55,475	0.66
Romania (Rep of), 4.150%, 10/24/2030	RON	85,000	21,328	0.26
			164,861	1.98
Russian Federation (Cost $482,215)
Russian Federal Bond - OFZ, 7.100%, 10/16/2024	RUB	3,473,000	48,120	0.58
Russian Federal Bond - OFZ, 7.150%, 11/12/2025	RUB	2,287,000	31,890	0.38
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	5,970,000	85,428	1.02
Russian Federal Bond - OFZ, 8.150%, 02/03/2027	RUB	2,456,000	35,850	0.43
Russian Federal Bond - OFZ, 6.900%, 05/23/2029	RUB	1,657,000	22,897	0.27
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	4,968,000	76,345	0.92
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	5,254,000	76,788	0.92
Russian Federal Bond - OFZ, 7.250%, 05/10/2034	RUB	6,571,000	92,623	1.11
Russian Federal Bond - OFZ, 7.700%, 03/16/2039	RUB	200,000	2,948	0.04
			472,889	5.67
South Africa (Cost $695,603)
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	1,235,000	96,043	1.15
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	1,976,270	128,315	1.54
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	2,356,000	138,534	1.66
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	2,114,986	131,762	1.58
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	1,449,000	84,508	1.02
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	3,910	234	—
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	580,000	26,385	0.32
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	1,408,000	81,031	0.97
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	1,773,010	101,761	1.22
			788,573	9.46
Thailand (Cost $337,301)
Thailand (Rep of), 4.875%, 06/22/2029	THB	239,000	9,146	0.11
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,228,000	45,047	0.54
Thailand (Rep of), 3.400%, 06/17/2036	THB	2,303,000	82,445	0.99
Thailand (Rep of), 3.300%, 06/17/2038	THB	2,387,000	84,468	1.02

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Thailand (continued)
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,358,000	$39,403	0.47
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,448,000	47,705	0.57
Thailand (Rep of), 3.600%, 06/17/2067	THB	555,000	19,987	0.24
			328,201	3.94
Turkey (Cost $268,177)
Turkey (Rep of), 3.000%, 02/23/2022	TRY	81,000	25,777	0.31
Turkey (Rep of), 11.000%, 03/02/2022	TRY	209,000	23,862	0.28
Turkey (Rep of), 12.600%, 10/01/2025	TRY	120,000	12,262	0.15
Turkey (Rep of), 10.600%, 02/11/2026	TRY	329,000	31,080	0.37
Turkey (Rep of), 10.500%, 08/11/2027	TRY	408,016	36,560	0.44
Turkey (Rep of), 11.700%, 11/13/2030	TRY	120,000	10,938	0.13
			140,479	1.68
Ukraine (Cost $49,452)
Ukraine (Rep of), 15.840%, 02/26/2025	UAH	1,154,000	46,694	0.56
			46,694	0.56
Uruguay (Cost $128,765)
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	605,000	14,351	0.17
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	113,754	6,689	0.08
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	1,455,000	33,843	0.41
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	1,721,000	48,572	0.58
Uruguay Monetary Regulation Bill, 0.000%, 03/02/2022[2]	UYU	1,355,000	29,824	0.36
			133,279	1.60
Total Debt Securities (Cost $6,628,111)			6,334,581	76.00
Credit Linked Notes
Indonesia (Cost $663,982)
Indonesia (Rep of), Issued by JPMorgan Chase N.A., 7.500%, 08/17/2032[3]	IDR	885,000,000	65,429	0.78
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024[3]	IDR	855,000,000	64,964	0.78
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024[3]	IDR	2,746,000,000	208,356	2.50
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027[3]	IDR	2,381,000,000	176,733	2.12
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030[3]	IDR	350,000,000	30,922	0.37
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034[3]	IDR	1,544,000,000	120,616	1.45

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/19/2036[3]	IDR	665,000,000	$51,302	0.62
			718,322	8.62
Total Credit Linked Notes (Cost $663,982)			718,322	8.62
Total Investments in Securities (Cost $7,292,093)			7,052,903	84.62
Total Investments (Total Cost $7,292,093)			7,052,903	84.62
Other Assets Less Liabilities			1,281,663	15.38
Net Assets			$8,334,566	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At July 31, 2021, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/03/2021	Deutsche Bank	United States Dollar	63,000	Brazilian Real	313,545	$2,824
08/03/2021	HSBC Bank	United States Dollar	812,206	Brazilian Real	4,033,811	38,028
08/04/2021	Credit Suisse	United States Dollar	78,941	Peruvian Nuevo Sol	303,539	4,213
08/06/2021	Barclays	United States Dollar	47,277	Chinese Offshore Yuan	305,300	75
08/11/2021	HSBC Bank	Chinese Offshore Yuan	2,848,580	United States Dollar	437,792	2,443
08/11/2021	BNP Paribas	United States Dollar	502,612	Chinese Offshore Yuan	3,248,580	559
08/31/2021	Barclays	Hungarian Forint	2,452,300	United States Dollar	8,075	30
08/31/2021	Deutsche Bank	Polish Zloty	1,181,896	United States Dollar	304,215	2,604
08/31/2021	Barclays	Romanian Leu	18,803	United States Dollar	4,520	11
08/31/2021	Citibank	Russian Ruble	1,197,212	United States Dollar	16,083	231
08/31/2021	Deutsche Bank	Russian Ruble	838,048	United States Dollar	11,258	162
08/31/2021	HSBC Bank	Russian Ruble	359,164	United States Dollar	4,810	84
08/31/2021	Merrill Lynch	South African Rand	584,943	United States Dollar	39,260	504
08/31/2021	JP Morgan	Thai Baht	222,000	United States Dollar	6,734	19
08/31/2021	JP Morgan	Turkish Lira	2,115	United States Dollar	243	4
08/31/2021	HSBC Bank	United States Dollar	46,444	Polish Zloty	175,193	964
08/31/2021	Deutsche Bank	United States Dollar	84,186	South African Rand	1,187,332	3,471
09/02/2021	HSBC Bank	United States Dollar	837,544	Brazilian Real	4,347,355	6,670

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/08/2021	HSBC Bank	Chinese Offshore Yuan	431,666	United States Dollar	66,500	$51
09/10/2021	HSBC Bank	United States Dollar	57,829	Indonesian Rupiah	837,600,000	81
09/15/2021	BNP Paribas	Chinese Offshore Yuan	97,546	United States Dollar	14,953	76
09/30/2021	BNP Paribas	Hungarian Forint	10,873,718	United States Dollar	35,540	372
09/30/2021	Barclays	Turkish Lira	2,115	United States Dollar	238	5
09/30/2021	BNP Paribas	United States Dollar	46,469	Polish Zloty	175,193	984
10/29/2021	BNP Paribas	Czech Koruna	779,573	United States Dollar	35,712	501
10/29/2021	JP Morgan	Czech Koruna	779,573	United States Dollar	35,872	341
10/29/2021	Barclays	Mexican Peso	8,454,339	United States Dollar	413,850	5,480
10/29/2021	Standard Chartered	Philippine Peso	507,849	United States Dollar	10,048	57
10/29/2021	JP Morgan	Polish Zloty	1,181,896	United States Dollar	304,718	2,153
10/29/2021	BNP Paribas	Russian Ruble	9,413,494	United States Dollar	124,420	2,292
10/29/2021	HSBC Bank	Russian Ruble	9,413,494	United States Dollar	124,309	2,403
10/29/2021	Barclays	Thai Baht	1,936,054	United States Dollar	58,664	216
10/29/2021	Merrill Lynch	United States Dollar	5,873	Peruvian Nuevo Sol	23,211	157
11/10/2021	HSBC Bank	United States Dollar	57,200	Indonesian Rupiah	834,440,000	104
Subtotal Appreciation						78,169
08/03/2021	HSBC Bank	Brazilian Real	4,347,355	United States Dollar	840,881	(6,526)
08/04/2021	Credit Suisse	Peruvian Nuevo Sol	280,328	United States Dollar	74,940	(5,926)
08/04/2021	Merrill Lynch	Peruvian Nuevo Sol	23,211	United States Dollar	5,875	(160)
08/06/2021	HSBC Bank	Chinese Offshore Yuan	305,300	United States Dollar	47,719	(517)
08/10/2021	HSBC Bank	Indonesian Rupiah	834,440,000	United States Dollar	57,843	(175)
08/11/2021	HSBC Bank	Chinese Offshore Yuan	400,000	United States Dollar	62,501	(683)
08/11/2021	Deutsche Bank	Korean Won	65,590,230	United States Dollar	58,000	(1,039)
08/11/2021	Standard Chartered	Korean Won	6,693,000	United States Dollar	5,907	(94)
08/11/2021	Deutsche Bank	United States Dollar	1,487	Indonesian Rupiah	21,540,000	(2)
08/11/2021	HSBC Bank	United States Dollar	55,503	Indonesian Rupiah	812,900,000	(673)
08/11/2021	Standard Chartered	United States Dollar	55,000	Korean Won	63,525,000	(168)
08/30/2021	Deutsche Bank	Malaysian Ringgit	580,644	United States Dollar	139,646	(2,237)
08/30/2021	HSBC Bank	Malaysian Ringgit	480,509	United States Dollar	115,588	(1,875)
08/30/2021	JP Morgan	United States Dollar	7,380	Indonesian Rupiah	107,632,748	(51)
08/31/2021	Barclays	Czech Koruna	3,138,200	United States Dollar	150,708	(4,797)
08/31/2021	BNP Paribas	Czech Koruna	1,241,853	United States Dollar	58,368	(628)
08/31/2021	HSBC Bank	Hungarian Forint	14,484,795	United States Dollar	48,950	(1,080)
08/31/2021	HSBC Bank	Romanian Leu	364,587	United States Dollar	88,171	(310)
08/31/2021	JP Morgan	Thai Baht	5,830,000	United States Dollar	184,669	(7,323)
09/08/2021	HSBC Bank	Chinese Offshore Yuan	365,386	United States Dollar	56,988	(656)
09/08/2021	HSBC Bank	United States Dollar	18,886	Chinese Offshore Yuan	122,661	(25)
09/10/2021	HSBC Bank	Korean Won	23,751,000	United States Dollar	21,289	(704)
09/10/2021	Deutsche Bank	United States Dollar	1,584	Indonesian Rupiah	23,020,000	(3)
09/10/2021	Deutsche Bank	United States Dollar	32,000	Korean Won	36,971,712	(43)
09/30/2021	BNP Paribas	Czech Koruna	3,725,559	United States Dollar	175,055	(1,914)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/30/2021	Morgan Stanley	Russian Ruble	14,296,473	United States Dollar	195,387	$(2,007)
09/30/2021	Barclays	Thai Baht	2,327,832	United States Dollar	73,930	(3,127)
09/30/2021	Standard Chartered	Thai Baht	2,327,832	United States Dollar	72,854	(2,051)
09/30/2021	Merrill Lynch	United States Dollar	9,723	Romanian Leu	40,752	(86)
09/30/2021	Barclays	United States Dollar	71,418	South African Rand	1,062,920	(554)
10/12/2021	Merrill Lynch	United States Dollar	54,255	Indonesian Rupiah	796,460,000	(435)
10/14/2021	JP Morgan	Korean Won	94,143,900	United States Dollar	83,400	(1,843)
10/14/2021	Deutsche Bank	United States Dollar	78,000	Korean Won	90,138,048	(86)
10/29/2021	Credit Suisse	Colombian Peso	149,097,294	United States Dollar	38,494	(230)
10/29/2021	Credit Suisse	Peruvian Nuevo Sol	11,749	United States Dollar	2,900	(7)
10/29/2021	Credit Suisse	United States Dollar	45,192	Chilean Peso	34,428,392	(38)
10/29/2021	Standard Chartered	United States Dollar	93,893	Indonesian Rupiah	1,378,069,583	(528)
11/10/2021	Barclays	Chinese Offshore Yuan	305,300	United States Dollar	46,917	(85)
11/10/2021	BNP Paribas	Chinese Offshore Yuan	3,248,580	United States Dollar	498,983	(660)
Subtotal Depreciation						(49,346)
Total						$28,823
At July 31, 2021, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.010% (Receive Quarterly)	CNY	1,900,000	9/16/2025	$(5,468)	$316	BNP Paribas
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.828% (Receive Quarterly)	CNY	570,000	6/16/2026	1,328	114	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	6.563% (Receive Lunar)	MXN	8,800,000	12/31/2024	5,305	(2)	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	822,000	3/26/2023	7,676	(288)	Merrill Lynch
					$8,841	$140
**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$106,318	$—	$106,318
Government Agencies	—	47,680	—	47,680
Government Bonds	—	5,873,649	—	5,873,649
Index Linked Government Bonds	—	205,247	—	205,247
Short Term Bills and Notes	—	101,687	—	101,687
Total Debt Securities	—	6,334,581	—	6,334,581
Credit Linked Notes
Indonesia	—	718,322	—	718,322
Total Investments	$—	$7,052,903	$—	$7,052,903

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$78,169	$—	$78,169
Centrally Cleared Swap Contracts†	—	14,309	—	14,309
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(49,346)	—	(49,346)
Centrally Cleared Swap Contracts†	—	(5,468)	—	(5,468)
Total Other Financial Instruments	$—	$37,664	$—	$37,664
† Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $2,090,738)
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		293,000	$276,888	0.08
Pampa Energia S.A., 7.375%, 07/21/2023		362,000	347,523	0.11
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[2]		1,244,205	1,051,366	0.33
YPF S.A., (Step to 9.000% on 01/01/2023), 2.500%, 06/30/2029[2]		944,200	619,641	0.19
			2,295,418	0.71
Belarus (Cost $751,276)
Eurotorg LLC Via Bonitron DAC, 9.000%, 10/22/2025		700,000	742,056	0.23
			742,056	0.23
Brazil (Cost $45,360,721)
B2W Digital Lux S.a.r.l., 4.375%, 12/20/2030		800,000	801,008	0.25
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		3,063,000	3,066,982	0.95
Braskem America Finance Co., 7.125%, 07/22/2041		855,000	1,094,152	0.34
Braskem Netherlands Finance B.V., 5.875%, 01/31/2050		985,000	1,103,200	0.34
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[3]		1,385,000	1,596,226	0.50
BRF S.A., 5.750%, 09/21/2050		1,895,000	1,918,687	0.60
CSN Inova Ventures, 6.750%, 01/28/2028		2,685,000	2,963,408	0.92
CSN Resources S.A., 7.625%, 04/17/2026		1,735,000	1,852,112	0.58
Gol Finance S.A., 7.000%, 01/31/2025		535,000	496,531	0.15
InterCement Financial Operations B.V., 5.750%, 07/17/2024		3,105,000	2,969,187	0.92
Itau Unibanco Holding S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.981%), 6.125%, 12/12/2022[3]		1,090,000	1,101,554	0.34
JBS Finance Luxembourg S.a.r.l., 3.625%, 01/15/2032		500,000	503,405	0.16
Klabin Austria GmbH, 3.200%, 01/12/2031		810,000	799,924	0.25
Klabin Austria GmbH, 7.000%, 04/03/2049		1,735,000	2,206,573	0.69
MARB BondCo PLC, 3.950%, 01/29/2031		1,110,000	1,078,920	0.33
MC Brazil Downstream Trading S.A.R.L., 7.250%, 06/30/2031[4]		2,400,000	2,489,760	0.77
Natura Cosmeticos S.A., 4.125%, 05/03/2028		800,000	822,000	0.26
Oi S.A., 10.000%, (100% Cash), 07/27/2025[5]		2,496,000	2,466,048	0.77
Petrobras Global Finance B.V., 5.500%, 06/10/2051		1,800,000	1,770,750	0.55
Petrobras Global Finance B.V., 6.850%, 06/05/2115		7,765,000	8,659,606	2.69
Rede D’or Finance S.a.r.l., 4.500%, 01/22/2030		985,000	1,003,479	0.31
St Marys Cement, Inc., 5.750%, 01/28/2027		445,000	516,890	0.16
Suzano Austria GmbH, 6.000%, 01/15/2029		415,000	494,410	0.15
Suzano Austria GmbH, 7.000%, 03/16/2047		2,190,000	2,926,409	0.91
Unigel Luxembourg S.A., 8.750%, 10/01/2026		1,825,000	1,968,262	0.61
Vale Overseas Ltd., 8.250%, 01/17/2034		975,000	1,443,410	0.45
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		225,000	308,572	0.10
			48,421,465	15.05

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Chile (Cost $6,998,972)
AES Andes S.A., (Variable, USD Swap 5Y + 4.644%), 7.125%, 03/26/2079[3]		2,075,000	$2,189,125	0.68
Corp. Nacional del Cobre de Chile, 3.750%, 01/15/2031		300,000	327,439	0.10
Empresa Electrica Guacolda S.A., 4.560%, 04/30/2025		2,012,000	1,127,324	0.35
Enel Chile S.A., 4.875%, 06/12/2028		420,000	483,525	0.15
GNL Quintero S.A., 4.634%, 07/31/2029		885,000	961,057	0.30
Inversiones CMPC S.A., 4.750%, 09/15/2024		445,000	485,606	0.15
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		265,000	276,528	0.09
VTR Comunicaciones S.p.A., 4.375%, 04/15/2029		314,000	314,000	0.10
VTR Finance N.V., 6.375%, 07/15/2028		552,000	583,149	0.18
			6,747,753	2.10
China (Cost $42,311,500)
Central China Real Estate Ltd., 7.250%, 08/13/2024		1,475,000	1,147,185	0.36
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021[6,7]		600,000	211,080	0.07
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		4,880,000	1,755,336	0.54
China Construction Bank Corp., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.150%), 2.450%, 06/24/2030[3]		870,000	890,779	0.28
China Evergrande Group, 8.250%, 03/23/2022		200,000	108,050	0.03
China Evergrande Group, 10.000%, 04/11/2023		1,035,000	442,597	0.14
China Evergrande Group, 9.500%, 03/29/2024		1,025,000	407,130	0.13
China Evergrande Group, 8.750%, 06/28/2025		2,145,000	885,366	0.27
Country Garden Holdings Co. Ltd., 7.125%, 01/27/2022		480,000	484,780	0.15
Country Garden Holdings Co. Ltd., 8.000%, 01/27/2024		400,000	414,816	0.13
Country Garden Holdings Co. Ltd., 7.250%, 04/08/2026		730,000	786,800	0.24
ENN Energy Holdings Ltd., 2.625%, 09/17/2030		370,000	372,936	0.12
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,840,000	1,469,434	0.46
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		925,000	741,380	0.23
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		770,000	593,078	0.18
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		1,663,000	1,463,431	0.45
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		1,070,000	899,067	0.28
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		1,700,000	1,313,250	0.41
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		1,180,000	911,845	0.28
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025		750,000	573,018	0.18
Meituan, 2.125%, 10/28/2025		200,000	194,251	0.06
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		2,545,000	458,100	0.14
Radiance Capital Investments Ltd., 8.800%, 09/17/2023		2,785,000	2,793,283	0.87
Redco Properties Group Ltd., 9.900%, 02/17/2024		980,000	884,477	0.27
Redsun Properties Group Ltd., 7.300%, 01/13/2025		980,000	843,072	0.26
Scenery Journey Ltd., 11.500%, 10/24/2022		1,050,000	408,449	0.13
Scenery Journey Ltd., 12.000%, 10/24/2023		2,925,000	1,023,750	0.32
Shimao Group Holdings Ltd., 6.125%, 02/21/2024		400,000	407,198	0.13
Shimao Group Holdings Ltd., 5.600%, 07/15/2026		1,140,000	1,185,057	0.37
Sunac China Holdings Ltd., 7.500%, 02/01/2024		835,000	801,584	0.25
Sunac China Holdings Ltd., 6.500%, 01/10/2025		1,305,000	1,179,747	0.37

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Tencent Holdings Ltd., 3.975%, 04/11/2029		375,000	$420,145	0.13
Tingyi Cayman Islands Holding Corp., 1.625%, 09/24/2025		379,000	379,879	0.12
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[6,7]		2,785,000	696,334	0.22
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027		610,000	401,878	0.12
Zhenro Properties Group Ltd., 9.150%, 05/06/2023		785,000	789,297	0.24
Zhenro Properties Group Ltd., 7.875%, 04/14/2024		920,000	863,869	0.27
			29,601,728	9.20
Colombia (Cost $11,288,896)
Ecopetrol S.A., 6.875%, 04/29/2030		3,230,000	3,899,902	1.21
Frontera Energy Corp., 7.875%, 06/21/2028[4]		1,800,000	1,800,000	0.56
Geopark Ltd., 5.500%, 01/17/2027		1,200,000	1,208,988	0.38
Millicom International Cellular S.A., 6.625%, 10/15/2026		1,080,000	1,131,937	0.35
Millicom International Cellular S.A., 6.250%, 03/25/2029		972,000	1,059,480	0.33
Millicom International Cellular S.A., 4.500%, 04/27/2031		920,000	956,800	0.30
Oleoducto Central S.A., 4.000%, 07/14/2027		640,000	660,864	0.20
SURA Asset Management S.A., 4.875%, 04/17/2024		215,000	231,127	0.07
Transportadora de Gas Internacional S.A. ESP, 5.550%, 11/01/2028		290,000	324,803	0.10
			11,273,901	3.50
Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020[6,7,8]	EUR	1,685,299	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,7,8]	EUR	700,590	—	—
New World Resources N.V., 16.423%, 10/07/2020[4,6,7,8,9,10]	EUR	101,612	—	—
			—	—
Ecuador (Cost $5,002,684)
International Airport Finance S.A., 12.000%, 03/15/2033		4,469,622	4,849,539	1.51
Petroamazonas EP, 4.625%, 12/06/2021		380,860	375,147	0.11
			5,224,686	1.62
Ghana (Cost $2,503,200)
Tullow Oil PLC, 10.250%, 05/15/2026		2,400,000	2,502,000	0.78
			2,502,000	0.78
Guatemala (Cost $763,350)
Investment Energy Resources Ltd., 6.250%, 04/26/2029		700,000	763,000	0.24
			763,000	0.24
Hong Kong (Cost $1,913,350)
Airport Authority, (Variable, 4.697% - U.S. Treasury Yield Curve Rate CMT 5Y), 2.100%, 03/08/2026[3]		615,000	618,598	0.19
Bank of China Hong Kong Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.036%), 5.900%, 09/14/2023[3]		700,000	754,250	0.23
CK Hutchison Capital Securities 17 Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.070%), 4.000%, 05/12/2022[3]		530,000	537,950	0.17
			1,910,798	0.59

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (Cost $7,845,508)
Bharti Airtel Ltd., 3.250%, 06/03/2031		550,000	$555,665	0.17
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		523,000	555,241	0.17
India Green Energy Holdings, 5.375%, 04/29/2024		450,000	465,880	0.14
Network i2i Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.390%), 3.975%, 03/03/2026[3]		1,780,000	1,762,200	0.55
Power Finance Corp. Ltd., 4.500%, 06/18/2029		475,000	507,523	0.16
Vedanta Resources Finance II PLC, 8.000%, 04/23/2023		560,000	519,400	0.16
Vedanta Resources Finance II PLC, 8.950%, 03/11/2025		2,250,000	2,115,382	0.66
Vedanta Resources Ltd., 6.375%, 07/30/2022		815,000	804,487	0.25
Vedanta Resources Ltd., 6.125%, 08/09/2024		730,000	582,175	0.18
			7,867,953	2.44
Indonesia (Cost $6,946,545)
Eterna Capital Pte. Ltd., 8.000%, 12/11/2022[5]		2,116,300	935,997	0.29
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		920,000	1,124,231	0.35
Minejesa Capital B.V., 4.625%, 08/10/2030		1,085,000	1,147,387	0.36
Minejesa Capital B.V., 5.625%, 08/10/2037		560,000	608,300	0.19
Pertamina Persero PT, 6.000%, 05/03/2042		795,000	979,433	0.30
Sri Rejeki Isman Tbk PT, 7.250%, 01/16/2025		4,200,000	861,000	0.27
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		250,000	273,750	0.08
			5,930,098	1.84
Iraq (Cost $6,561,676)
DNO A.S.A., 8.750%, 05/31/2023[4]		2,200,000	2,266,000	0.70
DNO A.S.A., 8.375%, 05/29/2024[4]		3,175,000	3,333,750	1.04
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		1,392,857	1,406,786	0.44
			7,006,536	2.18
Israel (Cost $18,207,604)
Altice Financing S.A., 7.500%, 05/15/2026		1,525,000	1,586,412	0.49
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[3,4]		920,000	941,620	0.29
ICL Group Ltd., 6.375%, 05/31/2038[4]		251,000	322,497	0.10
Israel Electric Corp. Ltd., 4.250%, 08/14/2028[4]		250,000	280,000	0.09
Leviathan Bond Ltd., 5.750%, 06/30/2023[4]		390,000	406,235	0.13
Leviathan Bond Ltd., 6.125%, 06/30/2025[4]		930,000	1,011,628	0.32
Leviathan Bond Ltd., 6.500%, 06/30/2027[4]		998,000	1,099,034	0.34
Leviathan Bond Ltd., 6.750%, 06/30/2030[4]		2,165,000	2,426,506	0.75
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.250%), 3.077%, 04/07/2031[3,4]		700,000	702,100	0.22
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		3,475,000	3,831,188	1.19
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		5,895,000	6,528,712	2.03
			19,135,932	5.95
Jamaica (Cost $3,084,530)
Digicel Group Holdings Ltd., 7.000%, 08/19/2021[5]		2,070,000	1,614,600	0.50

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Jamaica (continued)
Digicel Group Holdings Ltd., 10.000%, 04/01/2024[5]		1,871,683	$1,829,009	0.57
Digicel Ltd., 6.750%, 03/01/2023		1,280,000	1,208,000	0.38
			4,651,609	1.45
Jordan (Cost $453,753)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		445,000	463,356	0.14
			463,356	0.14
Kazakhstan (Cost $1,581,275)
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		380,000	528,200	0.17
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		690,000	748,650	0.23
Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030		350,000	357,022	0.11
			1,633,872	0.51
Kuwait (Cost $3,089,093)
Equate Petrochemical B.V., 4.250%, 11/03/2026		200,000	222,044	0.07
MEGlobal Canada ULC, 5.875%, 05/18/2030		580,000	718,811	0.22
NBK Tier 1 Financing 2 Ltd., (Variable, USD Swap 6Y + 2.832%), 4.500%, 08/27/2025[3]		315,000	327,276	0.10
NBK Tier 1 Financing Ltd., (Variable, USD Swap 6Y + 2.875%), 3.625%, 08/24/2026[3]		1,000,000	1,000,200	0.31
Nbk Tier 2 Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.108%), 2.500%, 11/24/2030[3]		815,000	819,075	0.26
			3,087,406	0.96
Mexico (Cost $31,483,025)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		840,000	1,121,408	0.35
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		786,000	814,500	0.25
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.035%), 6.875%, 07/06/2022[3]		1,695,000	1,745,850	0.54
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028[3]		1,105,000	1,259,700	0.39
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[3]		2,055,000	2,124,459	0.66
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		2,620,000	2,709,080	0.84
Cemex S.A.B. de C.V., 7.375%, 06/05/2027		520,000	588,510	0.18
Cemex S.A.B. de C.V., 5.450%, 11/19/2029		1,195,000	1,309,099	0.41
Cemex S.A.B. de C.V., 3.875%, 07/11/2031		810,000	838,755	0.26
CIBANCO S.A. Institucion de Banca Multiple Trust CIB/3332, 4.375%, 07/22/2031[4]		960,000	939,850	0.29
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		891,150	1,043,759	0.33
Comision Federal de Electricidad, 3.348%, 02/09/2031[4]		680,000	673,200	0.21
Comision Federal de Electricidad, 4.677%, 02/09/2051[4]		440,000	428,450	0.13
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		400,000	408,000	0.13
Fresnillo PLC, 4.250%, 10/02/2050		350,000	365,313	0.11
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		2,500,000	2,518,750	0.78

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Infraestructura Energetica Nova S.A.B. de C.V., 4.750%, 01/15/2051		380,000	$391,278	0.12
Metalsa S.A. de C.V., 3.750%, 05/04/2031		705,000	693,593	0.22
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		803,702	915,224	0.29
Nemak S.A.B. de C.V., 3.625%, 06/28/2031[4]		600,000	600,600	0.19
Petroleos Mexicanos, 6.500%, 03/13/2027		1,235,000	1,307,865	0.41
Petroleos Mexicanos, 6.750%, 09/21/2047		3,090,000	2,762,151	0.86
Petroleos Mexicanos, 7.690%, 01/23/2050		2,625,000	2,551,500	0.79
Petroleos Mexicanos, 6.950%, 01/28/2060		2,840,000	2,548,616	0.79
Trust Fibra Uno, 4.869%, 01/15/2030		625,000	686,719	0.21
Trust Fibra Uno, 6.390%, 01/15/2050		1,273,000	1,514,399	0.47
			32,860,628	10.21
Mongolia (Cost $2,609,154)
Mongolian Mining Corp., 1.634%, 10/01/2021[5,9]		2,120,888	911,982	0.28
Mongolian Mining Corp./Energy Resources LLC, 9.250%, 04/15/2024		1,565,000	1,338,075	0.42
			2,250,057	0.70
Niger (Cost $—)
Savannah Petroleum PLC, 71.674%, 05/30/2021[7,8,9]		382,397	—	—
			—	—
Panama (Cost $3,890,737)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		1,935,000	2,002,164	0.62
C&W Senior Financing DAC, 6.875%, 09/15/2027		840,000	890,475	0.28
Cable Onda S.A., 4.500%, 01/30/2030		940,000	991,230	0.31
			3,883,869	1.21
Peru (Cost $4,344,049)
Banco de Credito del Peru, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.450%), 3.250%, 09/30/2031[3]		340,000	329,800	0.10
Banco Internacional del Peru S.A.A. Interbank, 3.250%, 10/04/2026		310,000	314,653	0.10
Consorcio Transmantaro S.A., 4.375%, 05/07/2023		310,000	322,403	0.10
Credicorp Ltd., 2.750%, 06/17/2025		270,000	273,959	0.09
InRetail Consumer, 3.250%, 03/22/2028		460,000	449,480	0.14
Intercorp Peru Ltd., 3.875%, 08/15/2029		620,000	598,306	0.19
Peru LNG S.R.L., 5.375%, 03/22/2030		2,445,000	1,882,650	0.58
			4,171,251	1.30
Poland (Cost $1,957,000)
Oriflame Investment Holding PLC, 5.125%, 05/04/2026		1,900,000	1,950,160	0.61
			1,950,160	0.61
Qatar (Cost $2,729,172)
ABQ Finance Ltd., 3.125%, 09/24/2024		605,000	633,677	0.20
Doha Finance Ltd., 2.375%, 03/31/2026		780,000	787,800	0.25

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Qatar (continued)
Nakilat, Inc., 6.067%, 12/31/2033		136,381	$168,066	0.05
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.512%, 02/07/2025		1,160,000	1,172,284	0.36
			2,761,827	0.86
Romania (Cost $924,889)
NE Property B.V., 1.875%, 10/09/2026	EUR	835,000	1,030,843	0.32
			1,030,843	0.32
Russian Federation (Cost $13,564,225)
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 6.942%), 8.875%, 11/10/2022[3]		870,000	883,161	0.27
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 5.416%), 7.500%, 10/05/2027[3]		5,954,000	6,139,765	1.91
Gazprom PJSC Via Gaz Capital S.A., 8.625%, 04/28/2034		135,000	201,414	0.06
Gazprom PJSC via Gaz Finance PLC, 3.000%, 06/29/2027		900,000	911,493	0.28
Lukoil Securities B.V., 3.875%, 05/06/2030		780,000	829,725	0.26
PJSC Koks via IMH Capital DAC, 5.900%, 09/23/2025		875,000	933,754	0.29
Sovcombank Via SovCom Capital DAC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.427%), 8.000%, 04/07/2030[3]		1,815,000	1,963,496	0.61
TMK OAO Via TMK Capital S.A., 4.300%, 02/12/2027		865,000	868,133	0.27
VEON Holdings B.V., 4.000%, 04/09/2025		890,000	935,960	0.29
VEON Holdings B.V., 3.375%, 11/25/2027		600,000	604,914	0.19
			14,271,815	4.43
Saudi Arabia (Cost $9,395,463)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		1,168,748	1,385,551	0.43
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026		2,700,000	2,800,008	0.87
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		1,500,000	1,554,420	0.48
SA Global Sukuk Ltd., 1.602%, 06/17/2026		330,000	330,119	0.10
SA Global Sukuk Ltd., 2.694%, 06/17/2031		460,000	471,500	0.15
Samba Funding Ltd., 2.750%, 10/02/2024		395,000	412,192	0.13
Saudi Arabian Oil Co., 4.250%, 04/16/2039		900,000	1,021,817	0.32
Saudi Arabian Oil Co., 3.500%, 11/24/2070		490,000	477,642	0.15
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		910,000	1,162,481	0.36
			9,615,730	2.99
Singapore (Cost $6,192,016)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[3]		900,000	924,750	0.29
GLP Pte. Ltd., 3.875%, 06/04/2025		800,000	847,168	0.26
Puma International Financing S.A., 5.000%, 01/24/2026		4,285,000	4,285,000	1.33
United Overseas Bank Ltd., (Variable, USD Swap 5Y + 1.794%), 3.875%, 10/19/2023[3]		865,000	898,026	0.28
			6,954,944	2.16

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (Cost $11,056,613)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[3]		1,410,000	$1,440,230	0.45
AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030		345,000	358,973	0.11
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		340,000	402,050	0.12
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		1,900,000	1,960,610	0.61
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		1,890,000	2,172,774	0.68
Prosus N.V., 3.680%, 01/21/2030		300,000	315,975	0.10
Prosus N.V., 3.061%, 07/13/2031[4]		610,000	602,457	0.19
Sasol Financing U.S.A. LLC, 4.375%, 09/18/2026		700,000	716,800	0.22
Sasol Financing U.S.A. LLC, 6.500%, 09/27/2028		1,815,000	2,019,187	0.63
Sasol Financing U.S.A. LLC, 5.500%, 03/18/2031		1,400,000	1,459,500	0.45
			11,448,556	3.56
South Korea (Cost $1,027,290)
Kookmin Bank, 2.500%, 11/04/2030		240,000	241,913	0.07
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.500%), 3.340%, 02/05/2030[3]		765,000	803,331	0.25
			1,045,244	0.32
Taiwan (Cost $367,774)
Foxconn Far East Ltd., 2.500%, 10/28/2030		355,000	360,385	0.11
			360,385	0.11
Tanzania (Cost $1,241,059)
HTA Group Ltd., 7.000%, 12/18/2025		1,175,000	1,242,563	0.39
			1,242,563	0.39
Thailand (Cost $1,592,080)
Bangkok Bank PCL, 9.025%, 03/15/2029		630,000	880,145	0.27
GC Treasury Center Co. Ltd., 4.300%, 03/18/2051		410,000	439,924	0.14
PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059		295,000	315,461	0.10
			1,635,530	0.51
Turkey (Cost $8,725,518)
Akbank T.A.S., (Variable, USD Swap 5Y + 5.026%), 7.200%, 03/16/2027[3]		215,000	217,924	0.07
Akbank T.A.S., (Variable, USD Swap 5Y + 4.029%), 6.797%, 04/27/2028[3]		1,564,000	1,578,889	0.49
Turkiye Garanti Bankasi A.S., (Variable, USD Swap 5Y + 4.220%), 6.125%, 05/24/2027[3]		1,575,000	1,582,875	0.49
Turkiye Is Bankasi A.S., (Variable, USD Swap 5Y + 5.117%), 7.000%, 06/29/2028[3]		1,276,000	1,298,330	0.40
Yapi ve Kredi Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 7.415%), 7.875%, 01/22/2031[3]		1,640,000	1,711,750	0.53
Zorlu Yenilenebilir Enerji A.S., 9.000%, 06/01/2026		2,500,000	2,475,100	0.77
			8,864,868	2.75

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ukraine (Cost $8,623,054)
Metinvest B.V., 8.500%, 04/23/2026		3,517,000	$3,980,836	1.24
Metinvest B.V., 7.750%, 10/17/2029		2,065,000	2,271,500	0.70
NGD Holdings B.V., 6.750%, 12/31/2026		1,134,091	1,088,728	0.34
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		1,985,000	2,054,713	0.64
			9,395,777	2.92
United Arab Emirates (Cost $7,171,961)
Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036		380,000	551,228	0.17
Aldar Sukuk No. 2 Ltd., 3.875%, 10/22/2029		460,000	496,984	0.15
DIB Sukuk Ltd., 2.950%, 01/16/2026		1,010,000	1,052,194	0.33
DP World Ltd., 6.850%, 07/02/2037		940,000	1,270,899	0.40
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[3]		1,635,000	1,782,608	0.55
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		800,000	805,754	0.25
Galaxy Pipeline Assets Bidco Ltd., 3.250%, 09/30/2040		1,070,000	1,084,886	0.34
MAF Sukuk Ltd., 4.638%, 05/14/2029		275,000	309,811	0.10
			7,354,364	2.29
Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		7,112,500	1,813,687	0.56
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[6]		6,744,093	286,624	0.09
			2,100,311	0.65
Zambia (Cost $7,446,058)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		3,755,000	3,825,406	1.19
First Quantum Minerals Ltd., 6.875%, 03/01/2026		2,740,000	2,859,464	0.89
First Quantum Minerals Ltd., 6.875%, 10/15/2027		1,100,000	1,192,125	0.37
			7,876,995	2.45
Total Debt Securities (Cost $301,379,972)			290,335,284	90.23
Bank Loans
Brazil (Cost $2,100,000)
Samarco Mineracao S.A., 0.930%, 09/09/2018[7,11]		3,000,000	2,100,000	0.65
			2,100,000	0.65
Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016[7,8]	EUR	673,860	—	—
			—	—
Ghana (Cost $2,143,182)
Karpower International B.V., 8.920%, 11/16/2023[11]		2,143,182	2,121,750	0.66
			2,121,750	0.66
Total Bank Loans (Cost $4,606,115)			4,221,750	1.31

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*,8	GBP	36,580,138	$—	—
			—	—
Niger (Cost $877,496)
Savannah Energy PLC*,11	GBP	2,258,852	607,552	0.19
			607,552	0.19
Total Equity Securities (Cost $1,970,749)			607,552	0.19
Total Investments (Total Cost $307,956,836)			295,164,586	91.73
Other Assets Less Liabilities			26,618,096	8.27
Net Assets			$321,782,682	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of July 31, 2021 is disclosed.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[10]	Restricted security that has been deemed illiquid. At July 31, 2021 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 16.423%, 10/07/2020	10/7/2014	$-

[11]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At July 31, 2021, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/18/2021	BNP Paribas	United States Dollar	983,682	Euro	828,749	$226

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/31/2021	BNP Paribas	United States Dollar	495,238	British Pound	349,708	$9,107
Subtotal Appreciation						9,333
Total						$9,333
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$254,412,572	$—	$254,412,572
Corporate Convertible Bonds	—	9,315,513	—	9,315,513
Financial Certificates	—	11,132,409	—	11,132,409
Government Agencies	—	15,474,790	—	15,474,790
Total Debt Securities	—	290,335,284	—	290,335,284
Bank Loans
Brazil	—	—	2,100,000	2,100,000
Ghana	—	—	2,121,750	2,121,750
Total Bank Loans	—	—	4,221,750	4,221,750
Equity Securities
Common Stock
Niger	—	—	607,552	607,552
Total Common Stock	—	—	607,552	607,552
Total Investments	$—	$290,335,284	$4,829,302	$295,164,586

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$9,333	$—	$9,333
Total Other Financial Instruments	$—	$9,333	$—	$9,333
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2021:
Category and Subcategory	Beginning Balance at 10/31/2020	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2021	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2021
Investments, at value
Bank Loans
Brazil	$1,350,000	$—	$—	$—	$—	$750,000	$—	$—	$2,100,000	$750,000
Ghana	2,865,000	—	—	(856,818)	—	113,568	—	—	2,121,750	113,568
Common Stock
Russian Federation	116,273	—	—	(211,405)	(443,951)	539,083	—	—	—	—
Niger	—	—	—	—	—	—	607,552	—	607,552	(269,944)
Corporate Bonds
China	—	—	—	—	(279,057)	279,057	—	—	—	—
Total	$4,331,273	$—	$—	$(1,068,223)	$(723,008)	$1,681,708	$607,552	$—	$4,829,302	$593,624
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2021:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2021	Valuation Technique	Unobservable Input
Bank Loans	$4,221,750	Broker Quote	Inputs to broker model
Common Stock	607,552	Last traded price	Stale quoted market price
Total	$4,829,302

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $10,269,995)
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		5,191,000	$4,905,547	2.68
Pampa Energia S.A., 7.375%, 07/21/2023		744,000	714,248	0.39
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[2]		5,584,164	4,718,674	2.58
			10,338,469	5.65
Bahrain (Cost $2,200,976)
BBK BSC, 5.500%, 07/09/2024		2,080,000	2,203,448	1.20
			2,203,448	1.20
Belarus (Cost $1,524,125)
Eurotorg LLC Via Bonitron DAC, 9.000%, 10/22/2025		1,400,000	1,484,112	0.81
			1,484,112	0.81
Brazil (Cost $24,911,266)
Azul Investments LLP, 5.875%, 10/26/2024		4,325,000	4,065,543	2.22
Gol Finance S.A., 7.000%, 01/31/2025		3,490,000	3,239,052	1.77
InterCement Financial Operations B.V., 5.750%, 07/17/2024		8,950,000	8,558,527	4.68
Oi S.A., 10.000%, (100% Cash), 07/27/2025[3]		12,300,000	12,152,400	6.64
			28,015,522	15.31
China (Cost $49,863,761)
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021[4,5]		600,000	211,080	0.11
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021		780,000	276,432	0.15
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		1,035,000	372,290	0.20
CFLD Cayman Investment Ltd., 8.050%, 01/13/2025		2,975,000	1,059,524	0.58
China Evergrande Group, 8.250%, 03/23/2022		5,721,000	3,090,770	1.69
China Evergrande Group, 10.000%, 04/11/2023		6,395,000	2,734,694	1.49
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		4,000,000	3,194,422	1.75
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		4,160,000	3,334,205	1.82
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		1,510,000	1,163,049	0.64
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		4,875,000	4,157,156	2.27
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		3,930,000	3,302,183	1.80
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		4,280,000	3,307,370	1.81
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		6,470,000	1,164,600	0.64
Radiance Capital Investments Ltd., 8.800%, 09/17/2023		1,600,000	1,604,759	0.88
Scenery Journey Ltd., 11.500%, 10/24/2022		1,890,000	735,207	0.40
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[4,5]		2,640,000	660,079	0.36
			30,367,820	16.59
Ecuador (Cost $3,563,352)
Petroamazonas EP, 4.625%, 12/06/2021		3,586,735	3,532,934	1.93
			3,532,934	1.93
Ghana (Cost $1,023,622)
Tullow Oil PLC, 10.250%, 05/15/2026		965,000	1,006,013	0.55
			1,006,013	0.55

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (Cost $1,748,542)
Vedanta Resources Ltd., 6.375%, 07/30/2022		1,764,000	$1,741,244	0.95
			1,741,244	0.95
Indonesia (Cost $1,157,433)
Eterna Capital Pte. Ltd., 7.500%, (16% PIK), 12/11/2022[3]		145,047	101,182	0.06
Indika Energy Capital III Pte. Ltd., 5.875%, 11/09/2024		1,000,000	996,250	0.54
			1,097,432	0.60
Iraq (Cost $12,852,836)
DNO A.S.A., 8.750%, 05/31/2023[6]		8,600,000	8,858,000	4.84
DNO A.S.A., 8.375%, 05/29/2024[6]		2,995,000	3,144,750	1.72
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		1,100,662	1,111,668	0.61
			13,114,418	7.17
Jamaica (Cost $5,692,482)
Digicel Group Holdings Ltd., 7.000%, 08/19/2021[3]		111,296	86,811	0.05
Digicel Group Holdings Ltd., 10.000%, 04/01/2024[3]		2,773,088	2,709,861	1.48
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.750%, 05/25/2024		3,398,490	3,534,430	1.93
			6,331,102	3.46
Lebanon (Cost $106,802,916)
Lebanon (Rep of), 6.375%, 03/09/2020[4,5]		25,712,000	3,090,582	1.69
Lebanon (Rep of), 5.800%, 04/14/2020[4,5]		29,248,000	3,515,610	1.92
Lebanon (Rep of), 6.150%, 06/19/2020[4,5]		19,996,000	2,403,519	1.31
Lebanon (Rep of), 8.250%, 04/12/2021[4,5]		32,195,000	3,869,839	2.12
Lebanon (Rep of), 6.100%, 10/04/2022[4]		10,066,000	1,205,404	0.66
			14,084,954	7.70
Mexico (Cost $9,666,389)
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		1,025,000	1,032,688	0.56
Petroleos Mexicanos, 6.875%, 10/16/2025[6]		8,043,000	8,856,871	4.84
			9,889,559	5.40
Oman (Cost $1,465,715)
National Bank of Oman SAOG, 5.625%, 09/25/2023		1,390,000	1,461,668	0.80
			1,461,668	0.80
Poland (Cost $267,321)
Oriflame Investment Holding PLC, 5.125%, 05/04/2026		260,000	266,864	0.15
			266,864	0.15
Russian Federation (Cost $2,634,574)
Credit Bank of Moscow Via CBOM Finance PLC, 4.700%, 01/29/2025		980,000	1,014,394	0.55
PJSC Koks via IMH Capital DAC, 5.900%, 09/23/2025		1,500,000	1,600,722	0.88
			2,615,116	1.43
Saudi Arabia (Cost $5,985,318)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		3,109,000	3,219,991	1.76

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Saudi Arabia (continued)
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		2,885,000	$2,989,668	1.63
			6,209,659	3.39
Singapore (Cost $6,005,136)
Puma International Financing S.A., 5.125%, 10/06/2024		6,670,000	6,687,102	3.65
			6,687,102	3.65
South Africa (Cost $2,077,819)
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		1,950,000	2,063,100	1.13
			2,063,100	1.13
Turkey (Cost $6,920,420)
KOC Holding A.S., 6.500%, 03/11/2025		545,000	589,423	0.32
Turk Telekomunikasyon A.S., 6.875%, 02/28/2025		530,000	585,491	0.32
Turkiye Is Bankasi A.S., 6.000%, 10/24/2022		2,320,000	2,376,840	1.30
Turkiye Vakiflar Bankasi TAO, 5.750%, 01/30/2023		2,185,000	2,250,550	1.23
Yapi ve Kredi Bankasi A.S., 5.500%, 12/06/2022		1,190,000	1,216,775	0.67
			7,019,079	3.84
Ukraine (Cost $5,668,311)
Metinvest B.V., 5.625%, 06/17/2025	EUR	940,000	1,173,616	0.64
Metinvest B.V., 8.500%, 04/23/2026		890,000	1,007,377	0.55
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		3,305,000	3,421,072	1.87
			5,602,065	3.06
Venezuela (Cost $32,680,072)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[4,5]		37,855,500	9,653,152	5.28
			9,653,152	5.28
Zambia (Cost $10,072,698)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		4,550,000	4,635,312	2.53
First Quantum Minerals Ltd., 6.500%, 03/01/2024		5,700,000	5,808,300	3.18
			10,443,612	5.71
Total Debt Securities (Cost $305,055,079)			175,228,444	95.76
Total Investments (Total Cost $305,055,079)			175,228,444	95.76
Other Assets Less Liabilities			7,763,502	4.24
Net Assets			$182,991,946	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of July 31, 2021 is disclosed.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Maturity has been extended under the terms of a plan of reorganization.
[6]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
Percentages shown are based on net assets.
At July 31, 2021, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/18/2021	JP Morgan	United States Dollar	1,187,118	Euro	1,000,246	$150
Subtotal Appreciation						150
Total						$150
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments, which are carried at fair value, as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$141,358,286	$—	$141,358,286
Financial Certificates	—	6,209,659	—	6,209,659
Government Agencies	—	13,575,545	—	13,575,545
Government Bonds	—	14,084,954	—	14,084,954
Total Debt Securities	—	175,228,444	—	175,228,444
Total Investments	$—	$175,228,444	$—	$175,228,444

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$150	$—	$150
Total Other Financial Instruments	$—	$150	$—	$150

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended July 31, 2021:
Category and Subcategory	Beginning Balance at 10/31/2020	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2021	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2021
Investments, at value
Bank Loans
Ukraine	$8,311,213	$11,412	$—	$(8,395,165)	$198,020	$(125,480)	$—	$—	$—	$—
Total	$8,311,213	$11,412	$—	$(8,395,165)	$198,020	$(125,480)	$—	$—	$—	$—

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $7,672,490)
CSN Mineracao S.A.	BRL	847,100	$1,496,341	1.56
MercadoLibre, Inc.*		950	1,490,265	1.55
Petroleo Brasileiro S.A. ADR		278,485	2,971,435	3.10
Vale S.A. ADR		91,974	1,933,294	2.01
			7,891,335	8.22
China (Cost $32,210,513)
Alibaba Group Holding Ltd.*	HKD	235,400	5,752,339	5.99
Alibaba Group Holding Ltd. ADR*		15,645	3,053,747	3.18
ANTA Sports Products Ltd.	HKD	66,000	1,440,323	1.50
China International Capital Corp. Ltd., Class H2	HKD	945,200	2,176,601	2.27
China Resources Cement Holdings Ltd.	HKD	520,000	429,162	0.45
JD.com, Inc. ADR*		23,188	1,643,565	1.71
JD.com, Inc., Class A*	HKD	84,300	2,993,532	3.12
NetEase, Inc.	HKD	95,800	1,949,185	2.03
NetEase, Inc. ADR		16,008	1,636,178	1.70
Ping An Insurance Group Co. of China Ltd., Class H	HKD	136,500	1,198,153	1.25
Tencent Holdings Ltd.	HKD	120,700	7,448,559	7.76
			29,721,344	30.96
Hungary (Cost $509,566)
OTP Bank Nyrt.*	HUF	9,533	514,088	0.54
			514,088	0.54
India (Cost $9,627,789)
Axis Bank Ltd.*	INR	211,006	2,012,936	2.10
ICICI Bank Ltd. ADR		146,900	2,730,871	2.84
Maruti Suzuki India Ltd.	INR	16,563	1,557,088	1.62
Reliance Industries Ltd.	INR	76,069	2,085,315	2.17
Tata Consultancy Services Ltd.	INR	46,631	1,986,308	2.07
			10,372,518	10.80
Indonesia (Cost $1,421,693)
Bank Central Asia Tbk PT	IDR	608,000	1,255,114	1.31
			1,255,114	1.31
Mexico (Cost $7,568,185)
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	388,000	2,515,361	2.62
Grupo Mexico S.A.B. de C.V., Series B	MXN	796,106	3,647,740	3.80
Wal-Mart de Mexico S.A.B. de C.V.	MXN	516,100	1,701,299	1.77
			7,864,400	8.19
Panama (Cost $1,477,598)
Copa Holdings S.A., Class A*		19,507	1,383,241	1.44
			1,383,241	1.44

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Peru (Cost $1,431,430)
Credicorp Ltd.*		11,900	$1,201,424	1.25
			1,201,424	1.25
Russian Federation (Cost $1,644,495)
LUKOIL PJSC ADR		20,439	1,751,734	1.82
			1,751,734	1.82
South Africa (Cost $5,611,346)
Anglo American Platinum Ltd.	ZAR	23,380	3,057,439	3.18
AngloGold Ashanti Ltd.	ZAR	56,363	1,131,400	1.18
FirstRand Ltd.	ZAR	136,203	504,883	0.53
Impala Platinum Holdings Ltd.	ZAR	30,176	543,819	0.57
Naspers Ltd., Class N	ZAR	5,588	1,075,483	1.12
			6,313,024	6.58
South Korea (Cost $11,490,955)
Hyundai Motor Co.	KRW	10,903	2,072,390	2.16
Kia Corp.	KRW	13,870	1,011,136	1.05
LG Chem Ltd.	KRW	638	467,899	0.49
LG Household & Health Care Ltd.	KRW	755	958,592	1.00
POSCO	KRW	4,663	1,480,327	1.54
Samsung Electronics Co. Ltd.	KRW	43,846	2,998,369	3.12
Shinhan Financial Group Co. Ltd.	KRW	43,122	1,466,440	1.53
SK Hynix, Inc.	KRW	6,691	658,231	0.68
			11,113,384	11.57
Taiwan (Cost $12,034,740)
Hon Hai Precision Industry Co. Ltd.	TWD	399,000	1,575,616	1.64
MediaTek, Inc.	TWD	63,000	2,048,523	2.13
Sea Ltd. ADR*		5,800	1,601,728	1.67
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	331,021	6,892,701	7.18
Vanguard International Semiconductor Corp.	TWD	257,000	1,063,702	1.11
			13,182,270	13.73
Total Common Stocks (Cost $92,700,800)			92,563,876	96.41
Preferred Stocks
Brazil (Cost $1,206,174)
Banco Bradesco S.A. ADR*		250,991	1,172,128	1.22
			1,172,128	1.22

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
South Korea (Cost $859,224)
Samsung Electronics Co. Ltd., 1.929%[3]	KRW	15,042	$944,228	0.98
			944,228	0.98
Total Preferred Stocks (Cost $2,065,398)			2,116,356	2.20
Total Investments (Total Cost $94,766,198)			94,680,232	98.61
Other Assets Less Liabilities			1,329,821	1.39
Net Assets			$96,010,053	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At July 31, 2021, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	13.2%
Consumer Discretionary	23.0
Consumer Staples	2.8
Energy	7.1
Financials	17.4
Industrials	1.4
Information Technology	18.9
Materials	14.8
Total Investments	98.6
Other Assets Less Liabilities	1.4
Net Assets	100.0%

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$7,891,335	$—	$—	$7,891,335
China	6,333,490	23,387,854	—	29,721,344
Hungary	—	514,088	—	514,088
India	2,730,871	7,641,647	—	10,372,518
Indonesia	—	1,255,114	—	1,255,114
Mexico	7,864,400	—	—	7,864,400
Panama	1,383,241	—	—	1,383,241
Peru	1,201,424	—	—	1,201,424
Russian Federation	—	1,751,734	—	1,751,734
South Africa	—	6,313,024	—	6,313,024
South Korea	—	11,113,384	—	11,113,384
Taiwan	1,601,728	11,580,542	—	13,182,270
Total Common Stocks	29,006,489	63,557,387	—	92,563,876
Preferred Stocks
Brazil	1,172,128	—	—	1,172,128
South Korea	—	944,228	—	944,228
Total Preferred Stocks	1,172,128	944,228	—	2,116,356
Total Investments	$30,178,617	$64,501,615	$—	$94,680,232

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $1,109,418)
Arco Platform Ltd., Class A*		7,600	$221,160	1.87
Arezzo Industria e Comercio S.A.	BRL	12,000	208,561	1.76
Sinqia S.A.*	BRL	45,700	262,973	2.22
TOTVS S.A.	BRL	19,600	133,069	1.12
Vasta Platform Ltd.*		39,600	278,784	2.36
			1,104,547	9.33
China (Cost $1,684,586)
Baozun, Inc. ADR*		4,802	118,706	1.00
Chinasoft International Ltd.*	HKD	90,000	162,074	1.37
Fu Shou Yuan International Group Ltd.	HKD	157,000	150,147	1.27
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	28,619	218,882	1.85
JNBY Design Ltd.	HKD	167,500	351,982	2.97
Noah Holdings Ltd. ADR*		5,300	204,580	1.73
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	281,500	251,222	2.12
Yihai International Holding Ltd.*	HKD	26,000	156,536	1.32
			1,614,129	13.63
India (Cost $1,566,563)
Bajaj Consumer Care Ltd.	INR	73,738	283,010	2.39
Granules India Ltd.	INR	58,049	296,363	2.50
Indian Energy Exchange Ltd.[2]	INR	94,239	546,719	4.62
Prince Pipes & Fittings Ltd.	INR	12,251	113,009	0.95
PVR Ltd.*	INR	11,739	221,739	1.87
Quess Corp. Ltd.[2]	INR	47,233	553,028	4.67
Radico Khaitan Ltd.	INR	20,777	252,905	2.14
V-Mart Retail Ltd.*	INR	3,979	208,024	1.76
			2,474,797	20.90
Indonesia (Cost $115,348)
Ace Hardware Indonesia Tbk PT	IDR	1,253,500	114,535	0.97
			114,535	0.97
Malaysia (Cost $412,519)
My EG Services Bhd.	MYR	1,250,312	491,825	4.15
			491,825	4.15
Mexico (Cost $427,945)
Genomma Lab Internacional S.A.B. de C.V., Class B*	MXN	185,500	180,223	1.52
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR*		5,900	288,628	2.44
			468,851	3.96
Peru (Cost $173,100)
Alicorp S.A.A.	PEN	53,489	73,085	0.62
			73,085	0.62

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Russian Federation (Cost $491,888)
Detsky Mir PJSC[2]	RUB	79,410	$152,355	1.29
Fix Price Group Ltd. GDR*,2		23,083	176,469	1.49
HeadHunter Group PLC ADR		4,351	185,483	1.56
			514,307	4.34
South Africa (Cost $188,104)
Karooooo Ltd.*		6,718	250,917	2.12
			250,917	2.12
South Korea (Cost $1,727,488)
Dentium Co. Ltd.	KRW	7,325	460,841	3.89
Douzone Bizon Co. Ltd.	KRW	4,720	344,089	2.90
Hana Materials, Inc.	KRW	4,295	192,027	1.62
Hansol Chemical Co. Ltd.	KRW	1,387	322,909	2.73
Hugel, Inc.*	KRW	1,605	333,499	2.82
KoMiCo Ltd.	KRW	8,307	472,213	3.99
NHN KCP Corp.*	KRW	1,863	85,468	0.72
SK Materials Co. Ltd.	KRW	377	137,955	1.16
Tokai Carbon Korea Co. Ltd.	KRW	996	169,089	1.43
			2,518,090	21.26
Taiwan (Cost $1,561,224)
ASPEED Technology, Inc.	TWD	2,000	160,496	1.36
eCloudvalley Digital Technology Co. Ltd.	TWD	15,819	231,477	1.95
Nien Made Enterprise Co. Ltd.	TWD	8,000	134,232	1.13
Parade Technologies Ltd.	TWD	6,000	368,362	3.11
Poya International Co. Ltd.*	TWD	17,000	363,224	3.07
Sensortek Technology Corp.	TWD	11,000	327,888	2.77
Sinbon Electronics Co. Ltd.	TWD	13,000	111,627	0.94
Sporton International, Inc.	TWD	18,000	156,101	1.32
Sunonwealth Electric Machine Industry Co. Ltd.	TWD	129,000	202,050	1.71
			2,055,457	17.36
Total Common Stocks (Cost $9,458,183)			11,680,540	98.64
Total Investments (Total Cost $9,458,183)			11,680,540	98.64
Other Assets Less Liabilities			161,335	1.36
Net Assets			$11,841,875	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
At July 31, 2021, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	1.9%
Consumer Discretionary	23.0
Consumer Staples	6.5
Financials	6.3
Health Care	10.7
Industrials	14.5
Information Technology	31.8
Materials	3.9
Total Investments	98.6
Other Assets Less Liabilities	1.4
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments, which are carried at fair value, as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,104,547	$—	$—	$1,104,547
China	323,286	1,290,843	—	1,614,129
India	—	2,474,797	—	2,474,797
Indonesia	—	114,535	—	114,535
Malaysia	—	491,825	—	491,825
Mexico	468,851	—	—	468,851
Peru	73,085	—	—	73,085
Russian Federation	361,952	152,355	—	514,307
South Africa	250,917	—	—	250,917
South Korea	—	2,518,090	—	2,518,090
Taiwan	—	2,055,457	—	2,055,457
Total Common Stocks	2,582,638	9,097,902	—	11,680,540
Total Investments	$2,582,638	$9,097,902	$—	$11,680,540

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $773,434)
Globant S.A.*		5,800	$1,387,128	1.96
			1,387,128	1.96
Bahrain (Cost $1,189,682)
Ahli United Bank BSC	KWD	1,543,071	1,247,424	1.76
			1,247,424	1.76
Cambodia (Cost $892,969)
NagaCorp. Ltd.	HKD	732,000	541,316	0.76
			541,316	0.76
Egypt (Cost $2,821,542)
Cleopatra Hospital*	EGP	1,795,045	545,200	0.77
Commercial International Bank Egypt S.A.E.*	EGP	356,816	1,297,298	1.83
Fawry for Banking & Payment Technology Services S.A.E.*	EGP	958,543	1,170,429	1.65
			3,012,927	4.25
Georgia (Cost $826,313)
Georgia Capital PLC*	GBP	78,531	686,491	0.97
			686,491	0.97
Ghana (Cost $722,124)
Scancom PLC	GHS	4,108,673	858,836	1.21
			858,836	1.21
Iceland (Cost $416,218)
Islandsbanki HF*	ISK	632,379	554,449	0.78
			554,449	0.78
Kazakhstan (Cost $2,329,735)
Halyk Savings Bank of Kazakhstan JSC GDR[2]		46,590	695,123	0.98
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		50,164	748,582	1.06
Kaspi.KZ JSC GDR[2]		13,904	1,573,933	2.22
Kaspi.KZ JSC GDR (Registered)		6,611	748,569	1.06
			3,766,207	5.32
Kenya (Cost $2,603,659)
Equity Group Holdings PLC*	KES	2,873,400	1,293,816	1.82
Safaricom PLC	KES	5,884,300	2,272,998	3.21
			3,566,814	5.03
Kuwait (Cost $1,764,455)
Humansoft Holding Co. K.S.C.	KWD	58,500	693,430	0.98
National Bank of Kuwait S.A.K.P.	KWD	458,766	1,364,962	1.93
			2,058,392	2.91
Mauritius (Cost $1,174,367)
MCB Group Ltd.	MUR	176,485	1,211,915	1.71
			1,211,915	1.71

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Morocco (Cost $2,565,093)
Attijariwafa Bank	MAD	20,141	$1,014,915	1.43
Itissalat Al-Maghrib	MAD	52,430	796,823	1.12
Vivo Energy PLC[2]	GBP	625,919	912,626	1.29
			2,724,364	3.84
Nigeria (Cost $828,078)
Guaranty Trust Holding Co. PLC	NGN	7,423,705	413,802	0.58
			413,802	0.58
Pakistan (Cost $2,960,184)
Habib Bank Ltd.	PKR	1,233,828	961,776	1.36
Lucky Cement Ltd.*	PKR	125,067	683,599	0.97
Systems Ltd.	PKR	466,390	1,817,328	2.56
			3,462,703	4.89
Peru (Cost $1,361,216)
Credicorp Ltd.*		10,272	1,037,061	1.46
			1,037,061	1.46
Philippines (Cost $5,098,212)
Ayala Corp.	PHP	117,240	1,712,305	2.42
GT Capital Holdings, Inc.	PHP	54,180	589,408	0.83
Puregold Price Club, Inc.	PHP	859,900	693,508	0.98
Security Bank Corp.	PHP	274,860	605,169	0.85
SM Prime Holdings, Inc.	PHP	1,288,700	811,080	1.15
Wilcon Depot, Inc.	PHP	952,800	419,703	0.59
			4,831,173	6.82
Qatar (Cost $7,343,204)
Commercial Bank PSQC (The)	QAR	1,370,834	2,071,562	2.92
Industries Qatar QSC	QAR	289,888	1,062,328	1.50
Ooredoo QPSC	QAR	253,850	493,606	0.70
Qatar Electricity & Water Co. QSC	QAR	191,934	869,549	1.23
Qatar Fuel QSC	QAR	108,921	536,379	0.76
Qatar National Bank QPSC	QAR	487,174	2,434,875	3.43
			7,468,299	10.54
Romania (Cost $1,735,800)
Banca Transilvania S.A.	RON	1,240,672	838,011	1.18
BRD-Groupe Societe Generale S.A.	RON	292,015	1,266,204	1.79
			2,104,215	2.97
Saudi Arabia (Cost $2,805,293)
Al Hammadi Co. for Development and Investment	SAR	80,921	866,213	1.22
Sahara International Petrochemical Co.	SAR	89,257	798,006	1.13
Saudi Kayan Petrochemical Co.*	SAR	139,000	717,270	1.01
Saudi National Bank (The)	SAR	43,229	633,724	0.90

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Saudi Arabia (continued)
Seera Group Holding*	SAR	116,641	$666,757	0.94
			3,681,970	5.20
Slovenia (Cost $459,209)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	42,887	656,185	0.93
			656,185	0.93
South Africa (Cost $1,778,595)
Anglo American Platinum Ltd.	ZAR	6,727	879,700	1.24
AngloGold Ashanti Ltd.	ZAR	45,222	907,762	1.28
			1,787,462	2.52
Tanzania (Cost $1,444,812)
Helios Towers PLC*	GBP	698,835	1,587,340	2.24
			1,587,340	2.24
United Arab Emirates (Cost $3,612,854)
Dubai Islamic Bank PJSC	AED	776,225	1,020,039	1.44
Emaar Development PJSC*	AED	608,099	619,873	0.87
Emaar Properties PJSC	AED	1,100,582	1,191,303	1.68
First Abu Dhabi Bank PJSC	AED	311,826	1,407,369	1.99
			4,238,584	5.98
Vietnam (Cost $9,643,967)
Asia Commercial Bank JSC*	VND	238,750	376,034	0.53
Digiworld Corp.	VND	162,640	1,054,256	1.49
FPT Corp.	VND	798,398	3,269,722	4.62
Hoa Phat Group JSC	VND	874,584	1,802,675	2.54
Khang Dien House Trading and Investment JSC	VND	312,560	554,727	0.78
Military Commercial Joint Stock Bank*	VND	584,779	736,246	1.04
Mobile World Investment Corp.	VND	326,933	2,337,802	3.30
Saigon Beer Alcohol Beverage Corp.	VND	52,400	362,811	0.51
Vietnam Dairy Products JSC	VND	221,206	831,708	1.17
Vingroup JSC*	VND	185,000	864,489	1.22
Vinhomes JSC*,2	VND	290,670	1,372,939	1.94
			13,563,409	19.14
Zambia (Cost $809,199)
First Quantum Minerals Ltd.	CAD	37,800	809,567	1.14
			809,567	1.14
Total Common Stocks (Cost $57,960,214)			67,258,033	94.91

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Preferred Stocks
Colombia (Cost $390,595)
Bancolombia S.A. ADR, 0.863%[3]		13,791	$392,354	0.55
			392,354	0.55
Total Preferred Stocks (Cost $390,595)			392,354	0.55
Total Investments (Total Cost $58,350,809)			67,650,387	95.46
Other Assets Less Liabilities			3,215,200	4.54
Net Assets			$70,865,587	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At July 31, 2021, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	8.5%
Consumer Discretionary	7.9
Consumer Staples	2.7
Energy	0.8
Financials	38.5
Health Care	2.0
Industrials	4.7
Information Technology	12.3
Materials	9.3
Real Estate	7.6
Utilities	1.2
Total Investments	95.5
Other Assets Less Liabilities	4.5
Net Assets	100.0%

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$1,387,128	$—	$—	$1,387,128
Bahrain	—	1,247,424	—	1,247,424
Cambodia	—	541,316	—	541,316
Egypt	545,200	2,467,727	—	3,012,927
Georgia	—	686,491	—	686,491
Ghana	858,836	—	—	858,836
Iceland	554,449	—	—	554,449
Kazakhstan	1,573,933	2,192,274	—	3,766,207
Kenya	—	3,566,814	—	3,566,814
Kuwait	—	2,058,392	—	2,058,392
Mauritius	—	1,211,915	—	1,211,915
Morocco	—	2,724,364	—	2,724,364
Nigeria	—	413,802	—	413,802
Pakistan	—	3,462,703	—	3,462,703
Peru	1,037,061	—	—	1,037,061
Philippines	—	4,831,173	—	4,831,173
Qatar	—	7,468,299	—	7,468,299
Romania	—	2,104,215	—	2,104,215
Saudi Arabia	—	3,681,970	—	3,681,970
Slovenia	—	656,185	—	656,185
South Africa	—	1,787,462	—	1,787,462
Tanzania	—	1,587,340	—	1,587,340
United Arab Emirates	—	4,238,584	—	4,238,584
Vietnam	—	13,563,409	—	13,563,409
Zambia	809,567	—	—	809,567
Total Common Stocks	6,766,174	60,491,859	—	67,258,033
Preferred Stocks
Colombia	392,354	—	—	392,354
Total Investments	$7,158,528	$60,491,859	$—	$67,650,387

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $6,839,263)
Arco Platform Ltd., Class A*		61,400	$1,786,740	1.47
Arezzo Industria e Comercio S.A.	BRL	78,600	1,366,077	1.13
Lojas Renner S.A.	BRL	148,180	1,175,027	0.97
Notre Dame Intermedica Participacoes S.A.	BRL	107,600	1,652,763	1.36
Pagseguro Digital Ltd., Class A*		31,400	1,740,816	1.43
			7,721,423	6.36
China (Cost $31,231,141)
Angang Steel Co. Ltd., Class H	HKD	1,916,000	1,310,928	1.08
Angel Yeast Co. Ltd., Class A	CNH	116,700	845,780	0.70
ANTA Sports Products Ltd.	HKD	84,000	1,833,138	1.51
Baozun, Inc. ADR*		62,672	1,549,252	1.28
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	198,394	1,564,415	1.29
China Vanke Co. Ltd., Class H	HKD	295,600	770,682	0.63
Chinasoft International Ltd.*	HKD	1,120,000	2,016,921	1.66
ENN Energy Holdings Ltd.	HKD	74,200	1,554,571	1.28
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	312,196	2,387,713	1.97
JD.com, Inc. ADR*		33,493	2,373,984	1.95
LONGi Green Energy Technology Co. Ltd., Class A	CNH	98,341	1,311,403	1.08
Meituan, Class B*,2	HKD	78,100	2,164,392	1.78
NetEase, Inc. ADR		12,652	1,293,161	1.06
Prosus N.V.*	EUR	7,862	697,623	0.57
Sunny Optical Technology Group Co. Ltd.	HKD	55,100	1,670,085	1.38
Tencent Holdings Ltd.	HKD	61,300	3,782,905	3.12
Weichai Power Co. Ltd., Class H	HKD	430,000	941,461	0.78
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	1,229,500	1,097,257	0.90
Yihai International Holding Ltd.*	HKD	185,000	1,113,816	0.92
Yunnan Energy New Material Co. Ltd., Class A	CNH	80,421	3,092,732	2.55
			33,372,219	27.49
Hong Kong (Cost $1,594,493)
AIA Group Ltd.	HKD	165,400	1,984,033	1.63
			1,984,033	1.63
Hungary (Cost $860,170)
OTP Bank Nyrt.*	HUF	24,536	1,323,159	1.09
			1,323,159	1.09
India (Cost $11,547,556)
Eicher Motors Ltd.*	INR	38,309	1,303,951	1.08
Granules India Ltd.	INR	316,958	1,618,197	1.33
HDFC Bank Ltd. ADR		37,537	2,648,986	2.18
ICICI Bank Ltd. ADR		213,300	3,965,247	3.27
Indian Energy Exchange Ltd.[2]	INR	330,424	1,916,924	1.58

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
India (continued)
Larsen & Toubro Ltd.	INR	34,971	$755,165	0.62
Larsen & Toubro Ltd. GDR (Registered)		55,046	1,193,920	0.98
Mahindra & Mahindra Ltd.	INR	32,714	327,068	0.27
Mahindra & Mahindra Ltd. GDR		139,186	1,385,102	1.14
PVR Ltd.*	INR	78,327	1,479,526	1.22
			16,594,086	13.67
Kazakhstan (Cost $755,089)
Kaspi.KZ JSC GDR[2]		15,150	1,714,980	1.41
Kaspi.KZ JSC GDR (Registered)		1,456	164,864	0.14
			1,879,844	1.55
Malaysia (Cost $956,389)
My EG Services Bhd.	MYR	3,124,627	1,229,109	1.01
			1,229,109	1.01
Mexico (Cost $3,559,670)
Fomento Economico Mexicano S.A.B. de C.V. ADR		20,131	1,758,845	1.45
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	245,800	1,593,494	1.31
Grupo Mexico S.A.B. de C.V., Series B	MXN	226,737	1,038,904	0.86
			4,391,243	3.62
Poland (Cost $907,561)
Dino Polska S.A.*,2	PLN	11,636	931,230	0.77
			931,230	0.77
Russian Federation (Cost $7,367,823)
Fix Price Group Ltd. GDR*,2		318,096	2,431,844	2.01
HeadHunter Group PLC ADR		33,933	1,446,564	1.19
LUKOIL PJSC ADR		24,391	2,090,442	1.72
TCS Group Holding PLC GDR (Registered)		40,676	3,363,423	2.77
Yandex N.V., Class A*		18,400	1,249,912	1.03
			10,582,185	8.72
South Africa (Cost $3,919,061)
Naspers Ltd., Class N	ZAR	21,853	4,205,895	3.46
			4,205,895	3.46
South Korea (Cost $10,375,767)
Douzone Bizon Co. Ltd.	KRW	16,022	1,168,009	0.96
Hana Materials, Inc.	KRW	30,978	1,385,011	1.14
Hansol Chemical Co. Ltd.	KRW	13,315	3,099,881	2.55
Hugel, Inc.*	KRW	8,841	1,837,049	1.51
LG Household & Health Care Ltd.	KRW	974	1,236,647	1.02
SK Hynix, Inc.	KRW	37,689	3,707,678	3.05
SK Materials Co. Ltd.	KRW	3,978	1,455,662	1.20
Tokai Carbon Korea Co. Ltd.	KRW	7,332	1,244,736	1.03
			15,134,673	12.46

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Taiwan (Cost $10,720,327)
ASPEED Technology, Inc.	TWD	17,000	$1,364,217	1.12
Delta Electronics, Inc.	TWD	110,000	1,132,141	0.93
Parade Technologies Ltd.	TWD	24,000	1,473,447	1.21
Sensortek Technology Corp.	TWD	61,000	1,818,289	1.50
Silergy Corp.	TWD	11,232	1,521,628	1.25
Sinbon Electronics Co. Ltd.	TWD	135,000	1,159,203	0.96
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	264,000	5,497,153	4.53
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		34,353	4,006,934	3.30
			17,973,012	14.80
Total Common Stocks (Cost $90,634,310)			117,322,111	96.63
Preferred Stocks
Brazil (Cost $1,228,773)
Gerdau S.A. ADR, 5.028%[3]		243,811	1,445,799	1.19
			1,445,799	1.19
South Korea (Cost $1,436,978)
LG Chem Ltd., 2.587%[3]	KRW	3,380	1,126,136	0.93
			1,126,136	0.93
Total Preferred Stocks (Cost $2,665,751)			2,571,935	2.12
Total Investments (Total Cost $93,300,061)			119,894,046	98.75
Other Assets Less Liabilities			1,517,605	1.25
Net Assets			$121,411,651	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
At July 31, 2021, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	6.4%
Consumer Discretionary	19.5
Consumer Staples	4.9
Energy	1.7
Financials	15.4
Health Care	4.2
Industrials	5.5
Information Technology	27.6
Materials	11.7
Real Estate	0.6
Utilities	1.3
Total Investments	98.8
Other Assets Less Liabilities	1.2
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$7,721,423	$—	$—	$7,721,423
China	5,216,397	28,155,822	—	33,372,219
Hong Kong	—	1,984,033	—	1,984,033
Hungary	—	1,323,159	—	1,323,159
India	6,614,233	9,979,853	—	16,594,086
Kazakhstan	1,714,980	164,864	—	1,879,844
Malaysia	—	1,229,109	—	1,229,109
Mexico	4,391,243	—	—	4,391,243
Poland	—	931,230	—	931,230
Russian Federation	5,128,320	5,453,865	—	10,582,185
South Africa	—	4,205,895	—	4,205,895
South Korea	—	15,134,673	—	15,134,673
Taiwan	4,006,934	13,966,078	—	17,973,012
Total Common Stocks	34,793,530	82,528,581	—	117,322,111
Preferred Stocks
Brazil	1,445,799	—	—	1,445,799
South Korea	—	1,126,136	—	1,126,136
Total Preferred Stocks	1,445,799	1,126,136	—	2,571,935
Total Investments	$36,239,329	$83,654,717	$—	$119,894,046

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $1,158,983)
Arco Platform Ltd., Class A*		11,300	$328,830	2.16
Arezzo Industria e Comercio S.A.	BRL	9,900	172,063	1.13
Lojas Renner S.A.	BRL	27,200	215,689	1.42
Notre Dame Intermedica Participacoes S.A.	BRL	19,500	299,525	1.97
StoneCo Ltd., Class A*		3,700	217,708	1.43
			1,233,815	8.11
China (Cost $3,549,992)
Alibaba Group Holding Ltd. ADR*		1,403	273,852	1.80
ANTA Sports Products Ltd.	HKD	15,000	327,346	2.15
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	32,800	258,641	1.70
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	47,400	362,521	2.38
JD.com, Inc. ADR*		5,492	389,273	2.56
Kweichow Moutai Co. Ltd., Class A	CNH	500	129,945	0.85
NetEase, Inc. ADR		2,406	245,917	1.62
Sunny Optical Technology Group Co. Ltd.	HKD	10,800	327,349	2.15
Tencent Holdings Ltd.	HKD	9,700	598,600	3.94
WuXi AppTec Co. Ltd., Class H2	HKD	8,880	197,636	1.30
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	299,000	266,840	1.76
Yihai International Holding Ltd.*	HKD	38,000	228,784	1.51
Yunnan Energy New Material Co. Ltd., Class A	CNH	12,800	492,247	3.24
			4,098,951	26.96
Hong Kong (Cost $321,697)
AIA Group Ltd.	HKD	32,600	391,049	2.57
			391,049	2.57
Hungary (Cost $240,671)
OTP Bank Nyrt.*	HUF	5,576	300,698	1.98
			300,698	1.98
India (Cost $1,023,077)
HDFC Bank Ltd. ADR		7,091	500,412	3.29
ICICI Bank Ltd. ADR		24,700	459,173	3.02
Mahindra & Mahindra Ltd. GDR		36,361	361,844	2.38
			1,321,429	8.69
Kazakhstan (Cost $129,320)
Kaspi.KZ JSC GDR[2]		3,127	353,976	2.33
			353,976	2.33
Malaysia (Cost $241,809)
My EG Services Bhd.	MYR	759,240	298,656	1.96
			298,656	1.96

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (Cost $526,754)
Fomento Economico Mexicano S.A.B. de C.V. ADR		4,025	$351,664	2.32
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	47,200	305,993	2.01
			657,657	4.33
Poland (Cost $208,858)
Allegro.eu S.A.*,2	PLN	11,075	189,997	1.25
			189,997	1.25
Russian Federation (Cost $913,874)
Fix Price Group Ltd. GDR*,2		56,671	433,250	2.85
HeadHunter Group PLC ADR		6,007	256,078	1.69
TCS Group Holding PLC GDR (Registered)		6,786	561,122	3.69
Yandex N.V., Class A*		3,500	237,755	1.56
			1,488,205	9.79
South Africa (Cost $463,258)
Naspers Ltd., Class N	ZAR	2,818	542,361	3.57
			542,361	3.57
South Korea (Cost $1,438,310)
Dentium Co. Ltd.	KRW	5,733	360,683	2.37
Douzone Bizon Co. Ltd.	KRW	4,344	316,679	2.08
Hansol Chemical Co. Ltd.	KRW	1,858	432,563	2.85
Hugel, Inc.*	KRW	1,907	396,251	2.61
SK Hynix, Inc.	KRW	3,941	387,698	2.55
			1,893,874	12.46
Taiwan (Cost $1,283,566)
ASPEED Technology, Inc.	TWD	3,000	240,744	1.58
Delta Electronics, Inc.	TWD	37,000	380,811	2.51
Parade Technologies Ltd.	TWD	5,000	306,968	2.02
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	27,000	562,209	3.70
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		7,444	868,268	5.71
			2,359,000	15.52
Total Common Stocks (Cost $11,500,169)			15,129,668	99.52
Total Investments (Total Cost $11,500,169)			15,129,668	99.52
Other Assets Less Liabilities			73,312	0.48
Net Assets			$15,202,980	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
At July 31, 2021, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	7.1%
Consumer Discretionary	23.0
Consumer Staples	4.7
Financials	18.9
Health Care	8.2
Industrials	4.1
Information Technology	25.7
Materials	7.8
Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,233,815	$—	$—	$1,233,815
China	909,042	3,189,909	—	4,098,951
Hong Kong	—	391,049	—	391,049
Hungary	—	300,698	—	300,698
India	959,585	361,844	—	1,321,429
Kazakhstan	353,976	—	—	353,976
Malaysia	—	298,656	—	298,656
Mexico	657,657	—	—	657,657
Poland	—	189,997	—	189,997
Russian Federation	927,083	561,122	—	1,488,205
South Africa	—	542,361	—	542,361
South Korea	—	1,893,874	—	1,893,874
Taiwan	868,268	1,490,732	—	2,359,000
Total Common Stocks	5,909,426	9,220,242	—	15,129,668
Total Investments	$5,909,426	$9,220,242	$—	$15,129,668

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Bahrain (Cost $205,414)
BBK BSC, 5.500%, 07/09/2024		200,000	$211,870	1.99
			211,870	1.99
Brazil (Cost $200,000)
MercadoLibre, Inc., 2.375%, 01/14/2026		200,000	200,502	1.89
			200,502	1.89
China (Cost $1,080,546)
Country Garden Holdings Co. Ltd., 7.250%, 04/08/2026		200,000	215,562	2.03
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		214,000	171,519	1.61
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		318,000	271,174	2.55
Zhenro Properties Group Ltd., 8.700%, 08/03/2022		324,000	323,999	3.05
			982,254	9.24
Colombia (Cost $147,988)
Ecopetrol S.A., 4.125%, 01/16/2025		140,000	146,616	1.38
			146,616	1.38
Ecuador (Cost $27,493)
Petroamazonas EP, 4.625%, 12/06/2021		27,800	27,383	0.26
			27,383	0.26
India (Cost $536,155)
Greenko Solar Mauritius Ltd., 5.550%, 01/29/2025		200,000	204,006	1.92
Power Finance Corp. Ltd., 3.750%, 06/18/2024		331,000	347,976	3.27
			551,982	5.19
Indonesia (Cost $725,724)
Bank Rakyat Indonesia Persero Tbk PT, 3.950%, 03/28/2024		219,000	232,803	2.19
Indonesia Asahan Aluminium Persero PT, 5.230%, 11/15/2021		288,000	291,615	2.75
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		200,000	220,190	2.07
			744,608	7.01
Jordan (Cost $205,772)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	208,250	1.96
			208,250	1.96
Kuwait (Cost $549,899)
Al Ahli Bank of Kuwait KSCP, 3.500%, 04/05/2022		328,000	334,471	3.15
MEGlobal Canada ULC, 5.000%, 05/18/2025		200,000	223,540	2.10
			558,011	5.25
Mexico (Cost $399,794)
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		173,000	179,273	1.69
Trust Fibra Uno, 5.250%, 01/30/2026		200,000	225,250	2.12
			404,523	3.81

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Morocco (Cost $328,657)
OCP S.A., 5.625%, 04/25/2024		310,000	$340,603	3.20
			340,603	3.20
Oman (Cost $623,570)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	206,000	1.94
National Bank of Oman SAOG, 5.625%, 09/25/2023		200,000	210,312	1.98
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		200,000	211,712	1.99
			628,024	5.91
Panama (Cost $204,763)
Banco Latinoamericano de Comercio Exterior S.A., 2.375%, 09/14/2025		200,000	205,230	1.93
			205,230	1.93
Peru (Cost $200,646)
Credicorp Ltd., 2.750%, 06/17/2025		200,000	202,932	1.91
			202,932	1.91
Poland (Cost $206,000)
Oriflame Investment Holding PLC, 5.125%, 05/04/2026		200,000	205,280	1.93
			205,280	1.93
Russian Federation (Cost $576,514)
Gazprom PJSC via Gaz Finance PLC, 2.950%, 04/15/2025	EUR	120,000	151,381	1.42
PJSC Koks via IMH Capital DAC, 5.900%, 09/23/2025		200,000	213,430	2.01
VEON Holdings B.V., 4.000%, 04/09/2025		200,000	210,328	1.98
			575,139	5.41
Saudi Arabia (Cost $1,100,469)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		256,000	265,139	2.49
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		200,000	207,256	1.95
SABIC Capital II B.V., 4.000%, 10/10/2023		317,000	338,773	3.19
Samba Funding Ltd., 2.750%, 10/02/2024		333,000	347,494	3.27
			1,158,662	10.90
Singapore (Cost $430,616)
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	211,792	1.99
Puma International Financing S.A., 5.125%, 10/06/2024		240,000	240,615	2.27
			452,407	4.26
South Africa (Cost $542,126)
Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024		314,000	340,367	3.20
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		200,000	211,600	1.99
			551,967	5.19
Ukraine (Cost $437,720)
Metinvest B.V., 8.500%, 04/23/2026		200,000	226,377	2.13
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		200,000	207,024	1.95
			433,401	4.08

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (Cost $1,306,774)
Abu Dhabi Commercial Bank PJSC, 4.000%, 03/13/2023		213,000	$224,390	2.11
ADCB Finance Cayman Ltd., 4.000%, 03/29/2023		214,000	225,467	2.12
DIB Sukuk Ltd., 3.625%, 02/06/2023		200,000	207,746	1.96
Fab Sukuk Co. Ltd., 3.625%, 03/05/2023		321,000	336,312	3.16
Mashreqbank PSC, 4.250%, 02/26/2024		322,000	344,136	3.24
			1,338,051	12.59
Total Debt Securities (Cost $10,036,640)			10,127,695	95.29
Total Investments (Total Cost $10,036,640)			10,127,695	95.29
Other Assets Less Liabilities			500,857	4.71
Net Assets			$10,628,552	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
Percentages shown are based on net assets.
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Select Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$8,759,396	$—	$8,759,396
Financial Certificates	—	1,016,453	—	1,016,453
Government Agencies	—	351,846	—	351,846
Total Debt Securities	—	10,127,695	—	10,127,695
Total Investments	$—	$10,127,695	$—	$10,127,695

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Bahrain (Cost $246,527)
BBK BSC, 5.500%, 07/09/2024		240,000	$254,244	1.23
			254,244	1.23
Brazil (Cost $2,665,089)
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[2]		200,000	230,502	1.11
Gerdau Trade, Inc., 4.875%, 10/24/2027		220,000	247,843	1.20
JBS Finance Luxembourg S.a.r.l., 3.625%, 01/15/2032		200,000	201,362	0.97
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		230,000	244,506	1.18
Petrobras Global Finance B.V., 6.875%, 01/20/2040		215,000	253,810	1.23
St Marys Cement, Inc., 5.750%, 01/28/2027		220,000	255,541	1.23
Suzano Austria GmbH, 5.000%, 01/15/2030		225,000	254,813	1.23
Suzano Austria GmbH, 7.000%, 03/16/2047		240,000	320,702	1.55
Vale Overseas Ltd., 8.250%, 01/17/2034		305,000	451,528	2.18
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		200,000	274,286	1.33
			2,734,893	13.21
Chile (Cost $967,409)
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	302,934	1.46
Enel Chile S.A., 4.875%, 06/12/2028		205,000	236,006	1.14
GNL Quintero S.A., 4.634%, 07/31/2029		230,000	249,766	1.21
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		161,000	168,004	0.81
			956,710	4.62
China (Cost $944,073)
Country Garden Holdings Co. Ltd., 8.000%, 01/27/2024		300,000	311,112	1.50
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		200,000	154,500	0.75
Shimao Group Holdings Ltd., 5.600%, 07/15/2026		400,000	415,809	2.01
			881,421	4.26
Colombia (Cost $829,179)
Ecopetrol S.A., 6.875%, 04/29/2030		430,000	519,182	2.51
Transportadora de Gas Internacional S.A. ESP, 5.550%, 11/01/2028		275,000	308,003	1.49
			827,185	4.00
India (Cost $247,149)
Power Finance Corp. Ltd., 4.500%, 06/18/2029		240,000	256,433	1.24
			256,433	1.24
Indonesia (Cost $1,428,006)
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		200,000	244,398	1.18
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		200,000	259,500	1.25
Minejesa Capital B.V., 4.625%, 08/10/2030		385,000	407,138	1.97
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	266,159	1.29

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	$248,250	1.20
			1,425,445	6.89
Israel (Cost $974,724)
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,3]		245,000	250,757	1.21
Leviathan Bond Ltd., 6.750%, 06/30/2030[3]		190,000	212,950	1.03
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.250%), 3.077%, 04/07/2031[2,3]		310,000	310,930	1.50
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		200,000	221,500	1.07
			996,137	4.81
Kazakhstan (Cost $488,349)
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		211,000	277,190	1.34
Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030		200,000	204,013	0.98
			481,203	2.32
Kuwait (Cost $773,478)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	247,866	1.20
NBK Tier 1 Financing 2 Ltd., (Variable, USD Swap 6Y + 2.832%), 4.500%, 08/27/2025[2]		310,000	322,081	1.55
Nbk Tier 2 Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.108%), 2.500%, 11/24/2030[2]		200,000	201,000	0.97
			770,947	3.72
Mexico (Cost $2,861,927)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		205,000	273,677	1.32
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		173,000	179,273	0.87
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		220,000	248,050	1.20
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		200,000	206,760	1.00
CIBANCO S.A. Institucion de Banca Multiple Trust CIB/3332, 4.375%, 07/22/2031[3]		200,000	195,802	0.94
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		260,490	305,099	1.47
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		300,000	306,000	1.48
Infraestructura Energetica Nova S.A.B. de C.V., 4.750%, 01/15/2051		275,000	283,162	1.37
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		207,529	236,325	1.14
Petroleos Mexicanos, 7.690%, 01/23/2050		450,000	437,400	2.11
Trust Fibra Uno, 6.390%, 01/15/2050		290,000	344,993	1.67
			3,016,541	14.57
Panama (Cost $804,316)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		290,000	300,066	1.45
C&W Senior Financing DAC, 6.875%, 09/15/2027		200,000	212,018	1.02

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Panama (continued)
Cable Onda S.A., 4.500%, 01/30/2030		280,000	$295,260	1.43
			807,344	3.90
Peru (Cost $732,265)
Banco Internacional del Peru S.A.A. Interbank, 3.250%, 10/04/2026		190,000	192,852	0.93
InRetail Consumer, 3.250%, 03/22/2028		250,000	244,282	1.18
Southern Copper Corp., 6.750%, 04/16/2040		200,000	278,000	1.34
			715,134	3.45
Qatar (Cost $811,308)
Doha Finance Ltd., 2.375%, 03/31/2026		400,000	404,000	1.95
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.512%, 02/07/2025		400,000	404,236	1.95
			808,236	3.90
Romania (Cost $308,635)
NE Property B.V., 1.875%, 10/09/2026	EUR	275,000	339,499	1.64
			339,499	1.64
Russian Federation (Cost $805,576)
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 5.416%), 7.500%, 10/05/2027[2]		245,000	252,644	1.22
Gazprom PJSC Via Gaz Capital S.A., 8.625%, 04/28/2034		100,000	149,195	0.72
Lukoil Securities B.V., 3.875%, 05/06/2030		200,000	212,750	1.03
VEON Holdings B.V., 4.000%, 04/09/2025		200,000	210,328	1.01
			824,917	3.98
Saudi Arabia (Cost $846,329)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		304,673	361,191	1.74
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		200,000	207,140	1.00
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		230,000	293,814	1.42
			862,145	4.16
Singapore (Cost $456,144)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[2]		250,000	256,875	1.24
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	211,792	1.02
			468,667	2.26
South Africa (Cost $769,393)
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		290,000	342,925	1.66
Prosus N.V., 3.680%, 01/21/2030		200,000	210,650	1.02
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		200,000	211,600	1.02
			765,175	3.70
Thailand (Cost $534,576)
Bangkok Bank PCL, 9.025%, 03/15/2029		190,000	265,441	1.28

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Thailand (continued)
PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059		250,000	$267,340	1.29
			532,781	2.57
Ukraine (Cost $384,451)
Ukraine (Rep of), 9.750%, 11/01/2028		339,000	402,901	1.95
			402,901	1.95
United Arab Emirates (Cost $1,021,682)
Aldar Sukuk No. 2 Ltd., 3.875%, 10/22/2029		225,000	243,090	1.18
DIB Sukuk Ltd., 2.950%, 01/16/2026		200,000	208,355	1.01
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	387,752	1.87
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		200,000	201,439	0.97
			1,040,636	5.03
Total Debt Securities (Cost $19,900,585)			20,168,594	97.41
Total Investments in Securities (Cost $19,900,585)			20,168,594	97.41
Total Investments (Total Cost $19,900,585)			20,168,594	97.41
Other Assets Less Liabilities			536,171	2.59
Net Assets			$20,704,765	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.
At July 31, 2021, the Ashmore Emerging Markets Investment Grade Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/18/2021	Citibank	United States Dollar	313,859	Euro	264,379	$126
Subtotal Appreciation						126
Total						$126

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Investment Grade Income Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$16,815,459	$—	$16,815,459
Corporate Convertible Bonds	—	768,447	—	768,447
Financial Certificates	—	1,356,635	—	1,356,635
Government Agencies	—	437,400	—	437,400
Government Bonds	—	790,653	—	790,653
Total Debt Securities	—	20,168,594	—	20,168,594
Total Investments	$—	$20,168,594	$—	$20,168,594

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$126	$—	$126
Total Other Financial Instruments	$—	$126	$—	$126

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,958,693)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[2]		290,000	$290,377	2.92
JSM Global S.a.r.l., 4.750%, 10/20/2030		230,000	238,627	2.40
Klabin Austria GmbH, 7.000%, 04/03/2049		230,000	292,514	2.94
MARB BondCo PLC, 3.950%, 01/29/2031		300,000	291,600	2.93
Oi S.A., 10.000%, (100% Cash), 07/27/2025[3]		290,000	286,520	2.88
Suzano Austria GmbH, 7.000%, 03/16/2047		200,000	267,252	2.69
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		210,000	288,001	2.90
			1,954,891	19.66
China (Cost $1,690,186)
Central China Real Estate Ltd., 7.250%, 08/13/2024		300,000	233,326	2.35
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		280,000	215,665	2.17
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		280,000	216,370	2.18
Radiance Capital Investments Ltd., 8.800%, 09/17/2023		290,000	290,863	2.92
Sunac China Holdings Ltd., 7.500%, 02/01/2024		260,000	249,595	2.51
Zhenro Properties Group Ltd., 7.875%, 04/14/2024		290,000	272,306	2.74
			1,478,125	14.87
Ecuador (Cost $283,760)
International Airport Finance S.A., 12.000%, 03/15/2033		289,328	313,921	3.16
			313,921	3.16
Israel (Cost $296,716)
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		270,000	297,675	2.99
			297,675	2.99
Jamaica (Cost $300,113)
Digicel Group Holdings Ltd., 10.000%, 04/01/2024[3]		315,000	307,818	3.10
			307,818	3.10
Kuwait (Cost $534,619)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	247,866	2.49
Nbk Tier 2 Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.108%), 2.500%, 11/24/2030[2]		290,000	291,450	2.93
			539,316	5.42
Mexico (Cost $1,647,701)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[2]		260,000	313,692	3.15
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		240,000	248,112	2.50
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		300,000	310,200	3.12
Cemex S.A.B. de C.V., 3.875%, 07/11/2031		290,000	300,295	3.02
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		200,000	247,130	2.49
Trust Fibra Uno, 6.390%, 01/15/2050		220,000	261,719	2.63
			1,681,148	16.91

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Poland (Cost $206,000)
Oriflame Investment Holding PLC, 5.125%, 05/04/2026		200,000	$205,280	2.07
			205,280	2.07
Qatar (Cost $284,191)
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.512%, 02/07/2025		280,000	282,965	2.85
			282,965	2.85
Romania (Cost $208,199)
NE Property B.V., 1.875%, 10/09/2026	EUR	170,000	209,872	2.11
			209,872	2.11
Russian Federation (Cost $585,648)
Sovcombank Via SovCom Capital DAC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.427%), 8.000%, 04/07/2030[2]		270,000	292,090	2.94
VEON Holdings B.V., 3.375%, 11/25/2027		290,000	292,375	2.94
			584,465	5.88
Singapore (Cost $212,928)
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	211,792	2.13
			211,792	2.13
South Africa (Cost $240,322)
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		210,000	241,419	2.43
			241,419	2.43
Turkey (Cost $198,350)
Zorlu Yenilenebilir Enerji A.S., 9.000%, 06/01/2026		200,000	198,008	1.99
			198,008	1.99
Ukraine (Cost $240,383)
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		230,000	238,078	2.39
			238,078	2.39
United Arab Emirates (Cost $970,295)
Aldar Sukuk No. 2 Ltd., 3.875%, 10/22/2029		220,000	237,688	2.39
DIB Sukuk Ltd., 2.950%, 01/16/2026		240,000	250,026	2.52
DP World Ltd., 6.850%, 07/02/2037		200,000	270,404	2.72
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[2]		200,000	218,056	2.19
			976,174	9.82
Total Debt Securities (Cost $9,858,104)			9,720,947	97.78
Total Investments in Securities (Cost $9,858,104)			9,720,947	97.78
Total Investments (Total Cost $9,858,104)			9,720,947	97.78
Other Assets Less Liabilities			220,635	2.22
Net Assets			$9,941,582	100.00

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
Percentages shown are based on net assets.
At July 31, 2021, the Ashmore Emerging Markets Corporate Income ESG Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/18/2021	Barclays	United States Dollar	203,563	Euro	171,472	$81
Subtotal Appreciation						81
Total						$81
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income ESG Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$8,170,408	$—	$8,170,408
Corporate Convertible Bonds	—	561,804	—	561,804
Financial Certificates	—	988,735	—	988,735
Total Debt Securities	—	9,720,947	—	9,720,947
Total Investments	$—	$9,720,947	$—	$9,720,947

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2021 (Unaudited)
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$81	$—	$81
Total Other Financial Instruments	$—	$81	$—	$81